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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Tax-Exempt Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.3%
ADVANCED REFUNDED 2.9%
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008
10/01/38	6.500%	$30,000	$40,461
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	925,000	1,239,537
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)(a)
07/01/22	11.990%	455,000	669,869
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT(b)
05/01/21	7.800%	2,500,000	3,641,250
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(c)
01/01/20	0.000%	12,000,000	10,470,240
Total			16,061,357
AIRPORT 3.7%
City of Los Angeles Department of Airports
Revenue Bonds
Series 2009A
05/15/34	5.000%	1,000,000	1,106,560
Subordinated Revenue Bonds
Los Angeles International
Series 2010B
05/15/35	5.000%	3,665,000	4,015,960
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,749,250
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,310,470
County of Sacramento Airport System(b)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,046,460
San Diego County Regional Airport Authority Refunding Revenue Bonds Series 2005 (AMBAC) AMT(b)
07/01/20	5.250%	750,000	878,025
San Francisco City & County Airports Commission(b)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,702,035

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
AIRPORT (CONTINUED)
2nd Series 2011F AMT
05/01/29	5.000%	$5,210,000	$5,634,303
Total			20,443,063
COLLEGE 5.2%
California Educational Facilities Authority
Revenue Bonds
California College of the Arts
Series 2005
06/01/26	5.000%	1,000,000	958,440
06/01/35	5.000%	1,500,000	1,349,250
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	732,803
10/01/38	5.750%	3,000,000	3,159,000
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,753,219
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,316,675
Scripps College
Series 2001
08/01/31	5.000%	1,500,000	1,502,055
Woodbury University
Series 2006
01/01/25	5.000%	1,830,000	1,721,884
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,166,480
Emerson College
Series 2011
01/01/42	6.000%	1,250,000	1,384,887
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,318,980
California Statewide Communities Development Authority(d)(e)
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32	7.375%	1,750,000	1,624,665
California Statewide Communities Development Authority(e)
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10/01/38	7.250%	3,900,000	4,046,133
University of California Revenue Bonds Series 2008D
05/15/27	5.000%	1,500,000	1,669,845
Total			28,704,316

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC 5.8%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	$1,000,000	$1,152,930
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/39	6.250%	2,000,000	2,199,160
California State Department of Water Resources Revenue Bonds Series 2010M
05/01/15	5.000%	4,500,000	5,132,070
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,157,290
City of Chula Vista(b)
Revenue Bonds
San Diego Gas & Electric Co.
Series 2005D AMT
12/01/27	5.000%	3,500,000	3,765,230
City of Redding Certificate of Participation Series 2008A (AGM)
06/01/27	5.000%	865,000	960,911
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,483,139
City of Vernon
Revenue Bonds
Series 2009A
08/01/21	5.125%	2,000,000	2,170,180
Series 2012A
08/01/30	5.000%	1,000,000	1,019,650
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A
11/01/31	6.250%	1,000,000	1,231,110
Los Angeles Department of Water & Power Revenue Bonds Power System Subordinated Series 2008A-1
07/01/38	5.250%	1,750,000	1,940,505
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,144,840

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
Puerto Rico Electric Power Authority Revenue Bonds Series 2008WW(f)
07/01/28	5.000%	$1,500,000	$1,593,690
Sacramento Municipal Utility District Revenue Bonds Series 1997K (AMBAC)
07/01/24	5.250%	2,220,000	2,669,816
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07/01/30	5.000%	500,000	565,850
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	2,500,000	2,586,725
Total			31,773,096
HEALTH CARE - HOSPITAL 16.1%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2012A
08/01/27	5.000%	900,000	1,013,895
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	4,143,576
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	7,722,050
Catholic Healthcare
Series 2011A
03/01/41	5.250%	3,000,000	3,186,810
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,137,530
Series 2009E
07/01/25	5.625%	1,125,000	1,285,065
Cedars Sinai Medical Center
Series 2009
08/15/39	5.000%	8,150,000	8,481,949
Children’s Hospital
Series 2011A
11/01/41	5.250%	5,000,000	5,366,450
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,460,985
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	595,175
Scripps Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
Series 2010A
11/15/36	5.000%	$750,000	$798,173
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,707,180
Sutter Health
Series 2008A
08/15/30	5.000%	2,500,000	2,699,250
Series 2011B
08/15/31	5.875%	1,815,000	2,149,904
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	1,470,000	1,729,161
California Health Facilities Financing Authority(g)
Revenue Bonds
Scripps Health
Series 2012A
11/15/32	5.000%	1,600,000	1,770,816
California Municipal Finance Authority
Certificate of Participation
Community Hospital of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,455,600
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	4,022,840
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,965,000	2,129,078
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,189,900
Series 2009
07/01/39	5.125%	500,000	521,745
Kaiser Permanente
Series 2002A
11/01/32	5.500%	1,000,000	1,011,650
Series 2006B
03/01/45	5.250%	1,000,000	1,034,810
Sutter Health
Series 2002B
08/15/42	5.625%	500,000	512,940
Series 2011A
08/15/42	6.000%	2,000,000	2,304,080
Various Kaiser
Series 2001C
08/01/31	5.250%	1,100,000	1,158,432
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011
01/01/42	5.250%	4,000,000	4,179,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
City of Newport Beach Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011
12/01/40	6.000%	$1,000,000	$1,189,910
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,173,580
City of Turlock
Certificate of Participation
Emanuel Medical Center, Inc.
Series 2004
10/15/13	5.000%	940,000	980,890
Series 2007A
10/15/22	5.000%	2,780,000	2,849,083
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,380,000
Kaweah Delta Health Care District Refunding Revenue Bonds Series 2006
06/01/34	4.500%	3,500,000	3,252,585
Palomar Pomerado Health Certificate of Participation Series 2009
11/01/39	6.750%	350,000	374,126
Sierra View Local Health Care District Revenue Bonds Series 2007
07/01/37	5.250%	3,500,000	3,534,300
Washington Township Health Care District Revenue Bonds Series 1999
07/01/29	5.250%	1,500,000	1,501,185
Total			89,004,023
HEALTH CARE - LIFE CARE CENTER 1.1%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011
07/01/31	6.000%	2,200,000	2,363,526
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B
02/01/32	6.000%	2,000,000	2,195,460

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - LIFE CARE CENTER (CONTINUED)
California Statewide Communities Development Authority Revenue Bonds American Baptist Homes West Series 2010
10/01/39	6.250%	$1,500,000	$1,575,210
Total			6,134,196
HOUSING - MULTI-FAMILY 1.8%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT(b)
02/01/36	5.375%	2,280,000	2,280,684
California Statewide Communities Development Authority
Refunding Revenue Bonds
Quail Ridge Apartments
Senior Series 2002E-1
07/01/32	5.375%	2,000,000	1,518,400
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,518,025
Series 2012
05/15/31	5.125%	2,000,000	2,089,280
Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,588,125
Total			9,994,514
HOUSING - SINGLE FAMILY 0.7%
CRHMFA Homebuyers Fund(b)
Revenue Bonds
Mortgage-Backed Securities Program
Series 1998B-5 (GNMA/FNMA/FHLMC) AMT
12/01/29	6.350%	5,000	5,107
Series 2000B (GNMA/FNMA) AMT
06/01/31	7.300%	20,000	20,555
Series 2000D (GNMA/FNMA) AMT
06/01/31	7.100%	20,000	20,711
California Housing Finance Agency(b)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	845,000	844,425
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,328,325
02/01/42	5.500%	435,000	433,656
Total			3,652,779
INDUSTRIAL-POLLUTION - IDR 0.2%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,277,880

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE 9.0%
Anaheim Public Financing Authority Subordinated Revenue Bonds Public Improvements Project Series 1997C (AGM)
09/01/14	6.000%	$2,000,000	$2,232,760
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections State Prisons
Series 1993A (AMBAC)
12/01/19	5.000%	6,000,000	6,654,720
Revenue Bonds
Department of Mental Health Coalinga
Series 2004A-A
06/01/19	5.500%	1,500,000	1,614,885
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	5,511,009
State University Projects
Series 2011B
10/01/31	5.000%	1,200,000	1,270,668
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,447,050
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,843,200
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,096,225
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	2,475,000	2,622,213
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,242,711
County of San Joaquin Certificate of Participation Capital Facilities Project Series 1993 (NPFGC)
11/15/13	5.500%	1,205,000	1,240,005
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09/01/24	5.000%	1,000,000	1,104,000
Series 2008B
09/01/38	5.000%	3,000,000	3,115,710
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,664,505

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	$2,000,000	$2,223,180
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC)
05/01/18	6.450%	3,345,000	3,626,415
Total			49,509,256
MISCELLANEOUS 1.9%
California Infrastructure & Economic Development Bank
Revenue Bonds
California Infrastructure & Economic Development
Series 2008
02/01/38	5.250%	3,050,000	3,216,652
Series 2008
02/01/33	5.250%	3,000,000	3,216,480
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	2,000,000	2,104,900
Munimae TE Bond Subsidiary LLC Series 2004A-2(d)(e)
06/29/49	4.900%	2,000,000	1,640,080
Total			10,178,112
PORT DISTRICT 1.1%
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity
10/01/18	7.600%	600,000	731,412
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,392,250
Total			6,123,662
RESOURCE RECOVERY 1.3%
California Municipal Finance Authority(b)(e)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	2,100,000	2,100,378
12/01/32	7.500%	2,885,000	2,946,047
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT(b)
01/01/22	5.000%	2,000,000	2,093,220
Total			7,139,645

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SALES OR USE TAX 1.0%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	$5,000,000	$5,564,550
SCHOOL 1.8%
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	3,340,000	3,738,061
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	824,963
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,466,375
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM)
08/01/23	5.000%	1,500,000	1,744,920
Total			9,774,319
SPECIAL DISTRICT - ASSESSMENT 3.1%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	892,740
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	110,000	110,138
City of Redwood Special Tax Bonds Community Facilities District 1 Series 2003B
09/01/28	5.950%	750,000	757,612
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09/01/27	5.000%	200,000	199,562
09/01/36	5.000%	500,000	466,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - ASSESSMENT (CONTINUED)
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	$1,000,000	$913,790
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM)
10/01/18	5.500%	2,030,000	2,320,716
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004
09/01/34	5.875%	1,000,000	982,160
Orange County Community Facilities District Special Tax Bonds Ladera Ranch Series 2004A
08/15/34	5.625%	850,000	856,069
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	838,030
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	15,000	15,227
San Bernardino Joint Powers Financing Authority
Refunding Tax Allocation Bonds
Central City Merged Project
Series 1998A (AMBAC)
07/01/14	5.750%	985,000	1,020,391
Series 2005A (AGM)
10/01/24	5.750%	2,420,000	2,880,066
Sulphur Springs Union School District Special Tax Bonds Community Facilities District Series 2002-1A
09/01/33	6.000%	1,500,000	1,408,575
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	3,305,000	3,683,026
Total			17,344,602

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - SPECIAL TAX 0.3%
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	$1,500,000	$1,513,905
SPECIAL DISTRICT - TAX ALLOCATION 12.3%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,895,000	2,042,753
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	890,000	973,980
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,000	5,170,200
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,300,520
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,049,800
08/01/36	5.500%	1,000,000	1,049,430
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,231,964
Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC)
02/01/17	5.125%	1,270,000	1,292,670
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC)
08/01/31	5.500%	3,250,000	3,174,080
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,815,000
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,409,954

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - TAX ALLOCATION (CONTINUED)
08/01/40	5.750%	$2,000,000	$2,175,420
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,392,990
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	3,040,000	3,157,648
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,379,986
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC)(c)
08/01/24	0.000%	2,100,000	1,062,558
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,178,464
Riverside County Economic Development Agency Tax Allocation Bonds Housing Series 2010A
10/01/39	6.000%	2,000,000	2,114,620
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM)(c)
09/01/20	0.000%	3,630,000	2,701,882
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08/01/29	6.000%	1,035,000	1,117,189
08/01/39	6.500%	2,625,000	2,898,079
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	1,085,120
Redevelopment Projects
Series 2009B
08/01/32	6.500%	500,000	556,000
Series 2011B
08/01/26	6.125%	500,000	565,080
08/01/41	6.625%	1,600,000	1,813,872
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,105,970

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - TAX ALLOCATION (CONTINUED)
Series 2011B
08/01/31	6.250%	$2,600,000	$2,913,248
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,447,237
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,155,300
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/31	6.750%	1,000,000	1,179,170
08/01/39	7.000%	2,100,000	2,443,938
Union City Community Redevelopment Agency
Tax Allocation Bonds
Sub Lien- Community Redevelopment Project
Series 2011
12/01/12	3.000%	1,000,000	1,014,240
Tax Allocation Bonds
Subordinated Lien-Community Redevelopment Project
Series 2011
12/01/33	6.875%	1,500,000	1,717,500
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,117,910
09/01/32	6.500%	2,000,000	2,229,340
Total			68,033,112
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 4.3%
Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC)
02/01/18	6.450%	930,000	1,024,655
Culver City School Facilities Financing Authority Revenue Bonds Culver City United School District Series 2005 (AGM)
08/01/26	5.500%	1,750,000	2,313,377
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,320,686
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,459,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Elk Grove Unified School District(c)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	$2,720,000	$2,012,446
Jefferson Union High School District Unlimited General Obligation Refunding Bonds Series 2000A (NPFGC)
08/01/25	6.450%	1,000,000	1,315,110
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(c)
08/01/32	0.000%	5,440,000	1,682,538
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/17	12.000%	1,565,000	2,466,487
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC)(c)
07/01/20	0.000%	3,460,000	2,533,412
San Bernardino Community College District Unlimited General Obligation Bonds Election of 2002 Series 2008A
08/01/33	6.250%	1,000,000	1,196,510
San Marino Unified School District Unlimited General Obligation Bonds Series 1998B
06/01/23	5.000%	1,000,000	1,284,460
San Mateo County Community College District Unlimited General Obligation Bonds Election of 2001 Series 2002A (NPFGC/FGIC)
09/01/18	5.375%	1,000,000	1,028,600
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	1,006,789
Total			23,644,310
STATE 17.0%
Commonwealth of Puerto Rico Unlimited General Obligation Public Improvement Bonds Series 2004A(f)
07/01/22	5.250%	2,000,000	2,109,120
State of California
Refunding Unlimited General Obligation Bonds
Series 2007
08/01/14	5.000%	1,465,000	1,616,686

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE (CONTINUED)
Unlimited General Obligation Bonds
Series 2003
02/01/20	5.250%	$1,250,000	$1,549,063
Series 2003 (AMBAC)
02/01/27	5.000%	1,140,000	1,391,951
Series 2004
02/01/22	5.000%	1,000,000	1,067,720
Series 2006
10/01/36	4.500%	2,500,000	2,529,250
Series 2008
08/01/34	5.000%	3,000,000	3,209,190
Series 2010
11/01/29	5.200%	1,000,000	1,140,880
Various Purpose
Series 2003
11/01/24	5.125%	2,000,000	2,131,180
Series 2005
03/01/32	5.000%	1,000,000	1,051,920
Series 2006
03/01/16	5.000%	1,245,000	1,441,698
Series 2007
12/01/28	5.000%	1,000,000	1,102,880
12/01/31	5.000%	3,500,000	3,768,940
12/01/32	5.000%	5,000,000	5,359,700
Series 2009
04/01/25	5.625%	500,000	592,550
10/01/29	5.000%	4,500,000	5,004,585
04/01/31	5.750%	2,750,000	3,171,052
04/01/35	6.000%	4,000,000	4,656,320
04/01/38	6.000%	10,500,000	12,186,615
11/01/39	5.500%	4,965,000	5,544,366
Series 2010
03/01/24	5.250%	1,000,000	1,184,050
03/01/30	5.250%	1,000,000	1,129,010
03/01/33	6.000%	4,000,000	4,751,280
03/01/40	5.500%	4,800,000	5,380,944
Unlimited General Obligation Refunding Bonds
Series 2005
05/01/29	4.625%	2,000,000	2,072,820
Various Purpose
Series 2008
04/01/18	5.000%	1,735,000	2,090,796
04/01/33	5.125%	3,500,000	3,784,620
04/01/38	5.000%	12,110,000	12,806,083
Unrefunded Unlimited General Obligation Bonds
Series 2000
05/01/26	5.625%	160,000	160,493
Series 2004
04/01/29	5.300%	2,000	2,116
Total			93,987,878
TOLL ROAD 2.0%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2008F1
04/01/47	5.125%	2,500,000	2,680,025
Foothill-Eastern Transportation Corridor Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TOLL ROAD (CONTINUED)
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	$5,500,000	$5,347,210
Revenue Bonds
Senior Lien
Series 1995A (NPFGC)
01/01/35	5.000%	2,000,000	1,791,460
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	1,700,000	1,373,158
Total			11,191,853
WATER & SEWER 2.7%
City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	1,350,000	1,427,503
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,329,700
Eastern Municipal Water District
Certificate of Participation
Series 1991 (NPFGC/FGIC)
07/01/12	6.750%	685,000	699,460
Series 2008H
07/01/33	5.000%	1,000,000	1,087,910
Manteca Financing Authority Revenue Bonds Series 2003B (NPFGC)
12/01/33	5.000%	430,000	437,203
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	2,235,000	2,548,705
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,704,690

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/39	5.250%	$3,000,000	$3,365,760
San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B
08/01/34	5.375%	2,000,000	2,315,440
Total			14,916,371
Total Municipal Bonds (Cost: $480,780,168)			$525,966,799

Floating Rate Notes 0.7%
HEALTH CARE - NURSING HOME 0.3%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Hebrew Home Aged Disabled VRDN Series 2005 (Wells Fargo Bank)(h)
11/15/35	0.030%	1,475,000	1,475,000
INDUSTRIAL-POLLUTION - IDR 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JP Morgan Chase Bank)(h)
11/01/26	0.030%	2,500,000	2,500,000
Total Floating Rate Notes (Cost: $3,975,000)			$3,975,000

		Shares	Value

Money Market Funds 3.0%
Dreyfus General California Municipal Money Market Fund, 0.010%(i)		8,711,899	$8,711,899
JPMorgan Tax-Free Money Market Fund, 0.010%(i)		7,671,580	7,671,580
Total Money Market Funds (Cost: $16,383,479)			$16,383,479
Total Investments
(Cost: $501,138,647)(j)			$546,325,278(k)
Other Assets & Liabilities, Net			5,267,222
Total Net Assets			$551,592,500

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.
(b)	At January 31, 2012, the value of securities subject to alternative minimum tax was $29,740,410, representing 5.39% of net assets.
(c)	Zero coupon bond.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2012 was $3,264,745, representing 0.59% of net assets. Information concerning such security holdings at January 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
California Statewide Communities Development Authority
Revenue Bonds
San Francisco Art Institute
Series 2002
7.375% 04/01/32	7-5-02	$1,750,000
Munimae TE Bond Subsidiary LLC
Series 2004A-2
4.900% 06/29/49	10-15-04	2,000,000

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $12,357,302 or 2.24% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2012, the value of these securities amounted to $3,702,810 or 0.67% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on January 31, 2012.

(i)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(j)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $501,139,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$48,383,000
Unrealized Depreciation	(3,197,000)
Net Unrealized Appreciation	$45,186,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$525,966,799	$—	$525,966,799
Total Bonds	—	525,966,799	—	525,966,799

Short-Term Securities
Floating Rate Notes	—	3,975,000	—	3,975,000
Total Short-Term Securities	—	3,975,000	—	3,975,000

Other
Money Market Funds	16,383,479	—	—	16,383,479
Total Other	16,383,479	—	—	16,383,479
Total	$16,383,479	$529,941,799	$—	$546,325,278

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Connecticut Intermediate Municipal Bond Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.6%

ADVANCED REFUNDED 7.2%
City of New Haven
Prerefunded 11/01/12 Unlimited General Obligation Bonds
Series 2002C (NPFGC)
11/01/18	5.000%	$1,985,000	$2,075,357
Prerefunded 11/01/13 Unlimited General Obligation Bonds
Series 2003A (FGIC)
11/01/16	5.250%	170,000	186,345
Hartford County Metropolitan District Prerefunded 04/01/12 Unlimited General Obligation Bonds Series 2002
04/01/19	5.000%	1,205,000	1,226,762
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(a)
07/01/22	5.250%	895,000	1,176,630
State of Connecticut Clean Water Fund Revenue Bonds Series 1993 Escrowed to Maturity (FNMA)
10/01/12	6.000%	405,000	413,797
State of Connecticut
Prerefunded 10/01/13 Revenue Bonds
Revolving Fund
Series 2003A
10/01/19	5.000%	4,290,000	4,623,462
Prerefunded 10/15/13 Unlimited General Obligation Bonds
Series 2003F (NPFGC)
10/15/20	5.250%	3,670,000	3,978,610
University of Connecticut
Prerefunded 04/01/12 Unlimited General Obligation Bonds
Series 2002A
04/01/13	5.375%	1,000,000	1,008,650
Prerefunded 05/15/12 Revenue Bonds
Student Fee
Series 2002A
05/15/14	5.250%	1,185,000	1,202,360
Total			15,891,973
COLLEGE 13.1%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University System
Series 2007I (AGM)
11/01/17	5.250%	1,000,000	1,227,970
Revenue Bonds
Connecticut College Issue
Series 2002E (NPFGC)
07/01/22	5.250%	400,000	410,236
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,502,575
07/01/22	5.000%	2,500,000	2,832,700
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,227,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	$2,000,000	$2,192,700
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,327,850
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	609,560
Series 2004H (NPFGC)
07/01/25	5.000%	540,000	583,745
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,553,072
Connecticut State Health & Educational Facility Authority(b)
Refunding Revenue Bonds
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,754,106
University of Connecticut
Refunding Revenue Bonds
Series 2004A (NPFGC)
01/15/13	5.000%	2,000,000	2,091,320
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,288,748
Series 2009A
02/15/23	5.000%	2,000,000	2,399,240
Total			29,001,462
ELECTRIC 4.9%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,256,640
Series 2009A (AGM)
01/01/17	5.000%	1,525,000	1,812,096
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,322,000
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ(a)
07/01/24	5.250%	1,290,000	1,435,899
Total			10,826,635
HEALTH CARE - HOSPITAL 7.9%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Ascension Health Credit
Series 1999B
11/15/29	3.500%	760,000	760,000
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,740,044
Hospital for Special Care

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - HOSPITAL (CONTINUED)
Series 2007C (RAD)
07/01/20	5.250%	$1,235,000	$1,331,281
07/01/27	5.250%	750,000	775,290
Series 2007C (RAD)
07/01/17	5.250%	500,000	552,425
Lawrence & Memorial Hospital
Series 2011S
07/01/15	5.000%	850,000	949,917
Middlesex Hospital
Series 2006M (FSA)
07/01/27	4.875%	500,000	544,440
Series 2011N
07/01/20	5.000%	1,365,000	1,561,246
07/01/21	5.000%	1,000,000	1,141,390
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	2,033,592
07/01/20	5.000%	1,630,000	1,878,722
William W Backus Hospital
Series 2005G (AGM)
07/01/24	5.000%	2,060,000	2,216,745
Total			17,485,092
HEALTH CARE - LIFE CARE CENTER 0.7%
Connecticut State Development Authority Revenue Bonds The Elm Park Baptist, Inc. Project Series 2003
12/01/23	5.750%	1,500,000	1,531,890
HEALTH CARE - NURSING HOME 0.7%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	508,305
Alzheimers Residence Center, Inc. Project
Series 2007
08/15/17	5.200%	970,000	1,002,941
Total			1,511,246
HEALTH CARE - OTHER 0.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	260,000	263,198
HOUSING - MULTI-FAMILY 1.7%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,129,185
06/01/23	5.000%	1,085,000	1,176,021

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOUSING - MULTI-FAMILY (CONTINUED)
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008(a)
12/01/13	5.000%	$1,300,000	$1,369,316
Total			3,674,522
HOUSING - SINGLE FAMILY 7.2%
Connecticut Housing Finance Authority
Revenue Bonds
Housing Mortgage Finance Program
Series 2003C-1
11/15/23	4.850%	4,000,000	4,047,440
Series 2003D
11/15/15	4.400%	2,000,000	2,015,740
Mortgage Finance
Subordinated Series 2005D-1
05/15/17	4.100%	2,200,000	2,332,836
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,222,360
Subordinated Series 2009B-1
11/15/24	4.550%	4,000,000	4,305,280
Total			15,923,656
INDUSTRIAL-POLLUTION - PCR 0.2%
Connecticut State Development Authority Revenue Bonds United Illuminating Company Project Series 2009
06/01/26	5.750%	500,000	500,000
LEASE 0.7%
State of Connecticut Certificate of Participation Juvenile Training School Series 2001
12/15/14	5.250%	1,565,000	1,586,894
MISCELLANEOUS 3.6%
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB (AGM)
07/01/22	5.250%	1,605,000	1,846,087
Revenue Bonds
Series 2002E (AGM)
07/01/17	5.500%	1,870,000	2,167,910
State of Connecticut
Refunding Revenue Bonds
Revolving Fund
Series 2009C
10/01/18	5.000%	1,000,000	1,255,140
Refunding Special Tax Bonds
Transportation Infrastructure
Series 2004B (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISCELLANEOUS (CONTINUED)
07/01/18	5.250%	$2,250,000	$2,813,490
Total			8,082,627
MISCELLANEOUS REVENUE 0.3%
Territory of Guam Revenue Bonds Series 2011A(a)
01/01/31	5.000%	550,000	607,921
SALES OR USE TAX 7.7%
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure
Series 1998A (NPFGC/FGIC)
10/01/12	5.500%	1,500,000	1,552,935
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/19	4.500%	3,765,000	4,576,282
State of Connecticut
Refunding Special Tax Bonds
2nd Lien Transportation Infrastructure
Series 2009-1
02/01/17	4.250%	3,000,000	3,499,230
02/01/19	5.000%	3,450,000	4,269,203
Special Tax Bonds
Transportation Infrastructure
Series 2003B (NPFGC/FGIC)
01/01/23	5.000%	800,000	870,352
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(a)
10/01/25	5.000%	2,020,000	2,214,970
Total			16,982,972
SCHOOL 2.8%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,415,549
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,212,800
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	627,846
Total			6,256,195

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL DISTRICT - ASSESSMENT 1.5%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	$3,000,000	$3,344,760
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 23.9%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2002A
08/15/14	5.375%	1,600,000	1,637,472
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,780,770
08/15/21	5.500%	1,125,000	1,400,861
City of Danbury
Unlimited General Obligation Bonds
Series 1995
02/01/13	5.625%	200,000	210,454
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC/FGIC)
08/01/16	4.750%	1,270,000	1,408,481
City of Hartford
Unlimited General Obligation Bonds
Series 2006 (AMBAC)
07/15/22	5.000%	600,000	664,788
Series 2009A (AGM)
08/15/17	5.000%	695,000	843,341
Series 2011A
04/01/22	5.250%	1,325,000	1,633,169
04/01/23	5.250%	1,325,000	1,617,560
04/01/24	5.250%	1,325,000	1,604,880
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,542,720
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/17	5.000%	1,165,000	1,388,121
City of New Haven
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	820,000	965,419
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,260,000	5,033,573
Unrefunded Unlimited General Obligation Bonds
Series 2002B (NPFGC/FGIC)
11/01/12	5.375%	995,000	1,032,293
Series 2003A (NPFGC/FGIC)
11/01/16	5.250%	1,830,000	1,987,014
City of New London Unlimited General Obligation Refunding Bonds Series 2003C (AMBAC)
02/01/17	5.000%	1,290,000	1,344,425

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
City of Stamford
Unlimited General Obligation Refunding Bonds
Series 2003B
08/15/17	5.250%	$1,125,000	$1,392,401
Regional School District No. 15
Limited General Obligation Refunding Bonds
Series 2003 (NPFGC/FGIC)
02/01/15	5.000%	1,105,000	1,240,550
02/01/16	5.000%	1,025,000	1,186,110
Town of East Haven
Unlimited General Obligation Refunding Bonds
Series 2003 (NPFGC)
09/01/15	5.000%	640,000	716,192
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2004
01/01/16	4.500%	1,690,000	1,814,063
Series 2008
01/01/20	5.000%	1,000,000	1,268,870
01/01/22	5.000%	500,000	649,985
Town of New Milford
Unlimited General Obligation Bonds
Series 2004 (AMBAC)
01/15/16	5.000%	1,025,000	1,201,341
Town of Newtown
Unlimited General Obligation Refunding Bonds
Series 2010
07/01/20	4.500%	1,500,000	1,851,885
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,498,473
07/15/25	4.750%	1,150,000	1,507,006
Town of Ridgefield
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	5.000%	2,130,000	2,769,809
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	668,581
09/15/21	4.000%	600,000	689,418
Town of Watertown
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/17	5.000%	1,060,000	1,288,949
Series 2009B
07/01/17	5.000%	2,000,000	2,429,600
Town of Weston
Unlimited General Obligation Bonds
Series 2004
07/15/15	5.250%	1,300,000	1,509,092

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Town of Westport
Unlimited General Obligation Refunding Bonds
Series 2003
08/15/18	5.000%	$1,200,000	$1,302,588
Town of Windham
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC)
06/15/15	5.000%	785,000	900,246
Total			52,980,500
STATE 11.2%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	2,100,752
06/15/19	5.000%	1,840,000	2,214,201
State of Connecticut
Unlimited General Obligation Bonds
Economic Recovery
Series 2009A
01/01/16	5.000%	2,000,000	2,329,140
Series 2001 (AGM)
12/15/14	5.500%	1,500,000	1,711,515
Series 2003E
08/15/21	5.000%	1,000,000	1,065,220
Series 2005D (NPFGC/FGIC)
11/15/23	5.000%	4,000,000	4,566,080
Series 2008B
04/15/22	5.000%	5,415,000	6,452,135
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	772,530
Series 2006E
12/15/20	5.000%	3,000,000	3,538,200
Total			24,749,773
RESOURCE RECOVERY 0.8%
New Haven Solid Waste Authority
Revenue Bonds
Series 2008
06/01/23	5.125%	1,520,000	1,712,918
WATER & SEWER 2.4%
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,756,737
08/01/23	5.250%	500,000	645,665
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	845,228
State of Connecticut
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Revolving Fund
Series 2003B
10/01/12	5.000%	$1,000,000	$1,032,230
10/01/15	5.000%	1,000,000	1,160,320
Total			5,440,180
Total Municipal Bonds (Cost: $200,283,876)			$218,354,414

	Shares	Value

Money Market Funds 1.8%
Dreyfus Connecticut Municipal
Money Market Fund, Inc., 0.000%(c)	1,402,022	$1,402,022
JPMorgan Tax-Free Money Market
Fund, 0.010%(c)	2,622,809	2,622,809
Total Money Market Funds (Cost: $4,024,831)		$4,024,831
Total Investments
(Cost: $204,308,707)(d)		$222,379,245(e)
Other Assets & Liabilities, Net		(961,630)
Total Net Assets		$221,417,615

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2012, the value of these securities amounted to $10,818,732 or 4.89% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(d)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $204,309,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,075,000
Unrealized Depreciation	(5,000)
Net Unrealized Appreciation	$18,070,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
NPFGC	National Public Finance Guarantee Corporation
RAD	Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$218,354,414	$—	$218,354,414
Total Bonds	—	218,354,414	—	218,354,414
Other
Money Market Funds	4,024,831	—	—	4,024,831
Total Other	4,024,831	—	—	4,024,831
Total	$4,024,831	$218,354,414	$—	$222,379,245

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Connecticut Tax-Exempt Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.7%
ADVANCED REFUNDED 2.1%
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	$10,000	$10,447
Puerto Rico Public Finance Corp.(a)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	627,539
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,464,256
Total			2,102,242
CITY 13.4%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC)
08/15/19	5.500%	1,500,000	1,840,380
City of New Britain
Unlimited General Obligation Bonds
Series 1993A (NPFGC)
10/01/12	6.000%	500,000	511,665
Series 2006 (AMBAC)
04/15/21	5.000%	1,160,000	1,449,025
City of New Haven Unrefunded Unlimited General Obligation Bonds Series 2002B (NPFGC/FGIC)
11/01/16	5.000%	1,000,000	1,042,320
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/16	5.250%	1,000,000	1,200,940
Town of Cheshire Unlimited General Obligation Refunding Bonds Series 2001B
08/01/14	5.000%	1,720,000	1,914,343
Town of East Hartford Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC/FGIC)
05/01/15	5.250%	1,000,000	1,139,700
Town of Granby Unlimited General Obligation Bonds Series 2006
02/15/26	5.000%	540,000	747,036
Town of North Haven Unlimited General Obligation Bonds Series 2007
07/15/26	4.750%	1,150,000	1,513,929

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CITY (CONTINUED)
Town of Suffield Unlimited General Obligation Refunding Bonds Series 2005
06/15/20	5.000%	$1,400,000	$1,787,562
Total			13,146,900
COLLEGE 14.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,787,565
Connecticut College Issue
Series 2002E (NPFGC)
07/01/22	5.250%	400,000	410,236
Fairfield University
Series 2008N
07/01/27	4.750%	1,000,000	1,084,410
Series 2010O
07/01/40	5.000%	1,000,000	1,088,730
Quinnipiac University
Series 2007I (NPFGC)
07/01/28	4.375%	1,015,000	1,061,771
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	546,510
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	2,000,000	2,438,240
Series 2007J (NPFGC)
07/01/37	4.500%	1,500,000	1,549,440
Wesleyan University
Series 2010
07/01/26	5.000%	1,000,000	1,196,640
Yale University
Series 2003X-1
07/01/42	5.000%	2,000,000	2,096,140
Connecticut State Health & Educational Facility Authority(b)
Refunding Revenue Bonds
Sacred Heart University
Series 2012H (AGM)
07/01/27	5.000%	500,000	558,730
Total			13,818,412
ELECTRIC 2.7%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,500,000	1,596,600
Puerto Rico Electric Power Authority Revenue Bonds Series 2010XX(a)
07/01/40	5.250%	1,000,000	1,057,050
Total			2,653,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL 17.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Ascension Health Senior Center
Series 2010
11/15/40	5.000%	$2,500,000	$2,686,525
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	1,796,500
Hartford Healthcare
Series 2011A
07/01/32	5.000%	500,000	538,490
Hartford Healthcare Corp.
Series 2011A
07/01/41	5.000%	1,500,000	1,602,120
Lawrence & Memorial Hospital
Series 2011S
07/01/22	5.000%	2,510,000	2,910,169
07/01/31	5.000%	1,425,000	1,538,173
Middlesex Hospital
Series 2006L (AGM)
07/01/36	4.250%	1,000,000	997,260
Series 2011N
07/01/24	5.000%	425,000	474,853
07/01/26	5.000%	900,000	996,057
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,638,300
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,085,150
Yale-New Haven Hospital
Series 2010M
07/01/40	5.500%	1,000,000	1,122,210
Total			17,385,807
HEALTH CARE - NURSING HOME 3.0%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	508,305
08/15/27	5.500%	2,375,000	2,403,168
Total			2,911,473
HEALTH CARE - OTHER 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	255,000	258,137

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOUSING - MULTI-FAMILY 1.9%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	$1,000,000	$1,095,200
Greenwich Housing Authority Revenue Bonds Housing-Greenwich Close Series 1997A
09/01/27	6.350%	750,000	728,603
Total			1,823,803
HOUSING - SINGLE FAMILY 1.8%
Connecticut Housing Finance Authority
Revenue Bonds
Housing Mortgage Finance Program
Series 2003C-1
11/15/23	4.850%	1,000,000	1,011,860
Connecticut Housing Finance Authority(c)
Revenue Bonds
Housing Mortgage Finance Program
Subordinated Series 2006A-1 AMT
11/15/36	4.875%	760,000	768,375
Total			1,780,235
LEASE 8.4%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,156,525
07/01/29	5.000%	860,000	959,046
State of Connecticut Certificate of Participation Juvenile Training School Series 2001
12/15/25	4.750%	2,500,000	2,529,300
University of Connecticut
Revenue Bonds
Series 2009A
02/15/28	5.000%	500,000	581,620
Series 2010A
02/15/27	5.000%	1,500,000	1,787,070
02/15/29	5.000%	1,000,000	1,176,260
Total			8,189,821
MISCELLANEOUS REVENUE 3.2%
New Haven Parking Authority Refunding Revenue Bonds Series 2002 (AMBAC)
12/01/15	5.375%	500,000	533,705
Territory of Guam(a)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	2,150,000	2,294,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS REVENUE (CONTINUED)
Series 2011A
01/01/42	5.125%	$330,000	$359,007
Total			3,187,622
RESOURCE RECOVERY 3.5%
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT(c)
11/15/15	5.500%	1,500,000	1,511,415
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	1,932,770
Total			3,444,185
SALES OR USE TAX 6.0%
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA-2(a)
07/01/35	5.300%	3,000,000	3,153,630
Puerto Rico Infrastructure Financing Authority Revenue Bonds Capital Appreciation Series 2005A (AMBAC)(a)(d)
07/01/35	0.000%	2,000,000	475,680
Puerto Rico Sales Tax Financing Corp.(a)
1st Subordinated Revenue Bonds
Series 2010C
08/01/41	5.250%	500,000	542,040
Revenue Bonds
1st Subordinated
Series 2009A
08/01/37	5.750%	1,500,000	1,678,950
Total			5,850,300
SCHOOL 6.0%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Brunswick School
Series 2003B (NPFGC)
07/01/33	5.000%	670,000	682,636
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,685,895
07/01/26	5.250%	1,045,000	1,382,828
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/36	5.000%	1,075,000	1,128,298
Total			5,879,657

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - ASSESSMENT 0.8%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	$750,000	$830,625
SPECIAL DISTRICT - SPECIAL TAX 2.5%
State of Connecticut Refunding Special Tax Bonds Transportation Infrastructure Series 2004B (AMBAC)
07/01/18	5.250%	2,000,000	2,500,880
STATE 2.7%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/28	5.000%	750,000	842,723
State of Connecticut Unlimited General Obligation Bonds Series 2001C (AGM)
12/15/15	5.500%	1,500,000	1,774,950
Total			2,617,673
WATER & SEWER 6.6%
Greater New Haven Water Pollution Control Authority Revenue Bonds Series 2008A (AGM)
11/15/28	4.750%	600,000	663,258
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/23	5.250%	1,000,000	1,291,330
2oth Series 2007A (NPFGC)
08/01/24	5.250%	1,000,000	1,303,310
Revenue Bonds
20th Series 2005 (NPFGC)
08/01/30	5.000%	1,870,000	1,989,549
State of Connecticut Revenue Bonds Revolving Fund Series 2009A
06/01/26	5.000%	1,000,000	1,218,590
Total			6,466,037
Total Municipal Bonds (Cost: $86,787,366)			$94,847,459

	Shares	Value

Money Market Funds 3.0%
Dreyfus Connecticut Municipal Money Market Fund, Inc., 0.000%(e)	1,503,157	$1,503,157
JP Morgan Municipal Money Market Fund, 0.000%(e)	1,432,166	1,432,166
Total Money Market Funds (Cost: $2,935,323)		$2,935,323

Total Investments
(Cost: $89,722,689)(f)	$97,782,782(g)
Other Assets & Liabilities, Net	248,194
Total Net Assets	$98,030,976

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2012, the value of these securities amounted to $11,653,062 or 11.89% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	At January 31, 2012, the value of securities subject to alternative minimum tax was $2,279,790, representing 2.33% of net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(f)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $89,723,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,461,000
Unrealized Depreciation	(401,000)
Net Unrealized Appreciation	$8,060,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$94,847,459	$—	$94,847,459
Total Bonds	—	94,847,459	—	94,847,459

Other
Money Market Funds	2,935,323	—	—	2,935,323
Total Other	2,935,323	—	—	2,935,323
Total	$2,935,323	$94,847,459	$—	$97,782,782

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Intermediate Municipal Bond Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.1%
ALABAMA 0.5%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	$10,000,000	$12,398,800
ALASKA 0.7%
City of Valdez
Refunding Revenue Bonds
BP Pipelines Project
Series 2003B
01/01/21	5.000%	7,000,000	8,231,720
BP Pipelines, Inc. Project
Series 2001
01/01/18	5.000%	8,000,000	9,294,000
Total			17,525,720
ARIZONA 1.6%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	8,450,325
City of Tucson Unlimited General Obligation Refunding Bonds Series 1998
07/01/18	5.500%	4,760,000	5,917,299
Maricopa County High School District No. 210-Phoenix Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
07/01/15	5.000%	6,300,000	7,183,134
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,940,615
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D(g)
05/01/29	6.000%	10,000,000	10,923,300
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,204,330
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,918,000
Total			43,537,003

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARKANSAS 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	$4,600,000	$4,788,554
CALIFORNIA 11.7%
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2009F(g)
07/01/27	5.000%	3,000,000	3,240,810
St. Joseph Health System
Series 2009B
07/01/18	5.000%	10,445,000	12,179,288
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,246,870
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05/01/21	5.000%	5,000,000	5,957,000
05/01/22	5.000%	500,000	589,630
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections and Rehab
Series 2006F (NPFGC/FGIC)
11/01/18	5.250%	4,000,000	4,682,720
Revenue Bonds
Department of Corrections
Series 2003C
06/01/18	5.500%	1,500,000	1,582,500
Department of Mental Health Coalinga
Series 2004A-A
06/01/19	5.500%	2,000,000	2,153,180
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	4,001,449
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	5,000,000	5,765,850
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	12,500,000	13,243,500
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,734,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
City of Vernon Revenue Bonds Series 2009A
08/01/21	5.125%	$1,000,000	$1,085,090
County of Sacramento Airport System Revenue Bonds Series 2009B
07/01/24	5.000%	1,000,000	1,125,240
County of San Bernardino Refunding Certificate of Participation Justice Center/Airport Improvements Series 2002A (NPFGC)
07/01/15	5.000%	1,000,000	1,069,500
Los Angeles County Metropolitan Transportation Authority
Refunding Revenue Bonds
Proposition A 1st Tier
Senior Series 2003A (AGM)
07/01/17	5.000%	6,280,000	6,688,577
07/01/18	5.000%	7,700,000	8,200,962
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	7,349,593
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(a)
08/01/24	0.000%	5,000,000	2,701,900
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,887,664
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,389,350
Orange County Public Financing Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/16	5.000%	10,000,000	11,625,100
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,180,900
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM)(a)
09/01/31	0.000%	28,000,000	10,475,360
Sacramento Municipal Utility District

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Refunding Revenue Bonds
Series 2005 (AMBAC)
07/01/14	5.250%	$6,680,000	$7,163,365
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/29	5.125%	7,035,000	7,349,394
San Francisco City & County Airports Commission Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,524,900
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(a)
01/01/25	0.000%	22,405,000	16,379,399
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC)(a)
09/01/20	0.000%	9,310,000	7,240,760
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,711,750
Windy Point/Flats Project 1
Series 2010
07/01/28	5.000%	10,000,000	11,582,400
Windy Point/Windy Flats Project
Series 2010-1
07/01/30	5.000%	15,875,000	18,081,466
State of California
Unlimited General Oblgiation Bonds
Various Purpose
Series 2011
10/01/19	5.000%	12,000,000	14,680,440
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	6,283,500
Series 2004
02/01/20	5.000%	750,000	800,790
Series 2004A (NPFGC)
07/01/15	5.000%	5,000,000	5,522,550
Various Purpose
Series 2003
11/01/18	5.250%	1,000,000	1,071,770
Series 2009
04/01/22	5.250%	1,000,000	1,186,950
10/01/22	5.250%	25,000,000	29,874,500
Series 2010
03/01/25	5.000%	1,000,000	1,149,320
Unlimited General Obligation Refunding Bonds
Series 2005
03/01/17	5.000%	10,000,000	11,528,800
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
07/01/20	5.000%	$12,500,000	$15,416,625
07/01/21	5.250%	1,000,000	1,244,010
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC/FGIC)(a)
08/01/20	0.000%	7,285,000	5,335,388
Total			309,284,210
COLORADO 1.8%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	440,000	394,398
Colorado Department of Transportation
Refunding Revenue Bonds
Transportation
RAN Series 2002B (NPFGC)
06/15/14	5.500%	3,000,000	3,356,160
06/15/15	5.500%	1,000,000	1,162,020
Colorado Health Facilities Authority
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3(g)
10/01/38	5.500%	5,000,000	5,840,550
Covenant Retirement Communities, Inc.
Series 2005
12/01/18	5.000%	1,000,000	1,043,540
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	530,515
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	12,136,509
E-470 Public Highway Authority(a)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/12	0.000%	5,525,000	5,415,218
Senior Series 2000B (NPFGC)
09/01/18	0.000%	1,500,000	1,109,955
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	365,000	354,608
12/15/17	5.000%	350,000	331,657
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/14	5.500%	555,000	560,678

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	5.700%	$4,000,000	$4,791,240
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	11,304,000
Total			48,331,048
CONNECTICUT 0.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	3,615,000	3,847,806
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,219,120
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	7,430,000	8,283,856
Total			13,350,782
DISTRICT OF COLUMBIA 1.2%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,174,880
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/25	5.250%	8,920,000	10,294,840
Metropolitan Washington Airports Authority(a)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	12,091,823
10/01/25	0.000%	7,500,000	4,097,325
10/01/26	0.000%	5,000,000	2,540,550
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Series 2007A (AMBAC) AMT
10/01/22	4.750%	750,000	820,560
Total			31,019,978

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 8.7%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(c)
07/15/32	7.000%	$1,910,000	$859,500
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,253,250
City of Hollywood Water & Sewer Improvement Refunding Revenue Bonds Series 2003 (AGM)
10/01/17	5.000%	1,070,000	1,139,443
City of Jacksonville
Improvement Refunding Revenue Bonds
Series 2002 (NPFGC/FGIC)
10/01/18	5.375%	3,450,000	3,540,804
10/01/19	5.375%	3,720,000	3,817,910
Revenue Bonds
Better Jacksonville
Series 2003 (NPFGC)
10/01/19	5.250%	1,080,000	1,142,219
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008(e)
01/01/19	5.875%	1,875,000	2,041,800
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC/FGIC)
10/01/14	5.500%	1,330,000	1,496,090
10/01/17	5.500%	1,900,000	2,341,921
10/01/18	5.500%	1,000,000	1,252,340
City of Tampa
Revenue Bonds
Health System Catholic Health East
Series 1998A (NPFGC)
11/15/13	5.500%	6,080,000	6,517,638
11/15/14	5.500%	6,000,000	6,618,840
County of Brevard Utility Prerefunded 03/01/12 Revenue Bonds Series 2002 (NPFGC/FGIC)
03/01/14	5.250%	2,000,000	2,008,480
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,733,850
County of Escambia Refunding Revenue Bonds Series 2003A
04/01/15	4.700%	500,000	532,710

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/25	5.500%	$6,000,000	$7,023,660
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	25,180,000
County of Miami-Dade
Revenue Bonds
Series 2004 (NPFGC)
04/01/24	5.000%	2,445,000	2,594,610
Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,740,106
County of Osceola Improvement Refunding Revenue Bonds Osceola Parkway Project Series 2004 (NPFGC)
04/01/18	5.000%	1,000,000	1,078,960
County of Palm Beach Refunding Revenue Bonds Series 2004
08/01/17	5.000%	1,000,000	1,098,200
Flagler County School District Certificate of Participation Series 2005A (AGM)
08/01/18	5.000%	2,320,000	2,543,578
Florida Governmental Utility Authority Revenue Bonds Lehigh Utility System Series 2003 (AMBAC)
10/01/17	5.000%	1,180,000	1,240,298
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2008A
07/01/14	5.000%	15,000,000	16,344,150
Florida Municipal Loan Council Revenue Bonds Series 2005A (NPFGC)
02/01/19	5.000%	1,015,000	1,074,682
Florida Municipal Power Agency Refunding Revenue Bonds Stanton II Project Series 2002 (AMBAC)
10/01/21	5.500%	1,850,000	1,896,454
Florida State Department of General Services Refunding Revenue Bonds Florida Facilities Pool Series 2005A (AMBAC)
09/01/21	5.000%	3,000,000	3,412,260
Hillsborough County Industrial Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Refunding Revenue Bonds
Tampa General Hospital Project
Series 2003A
10/01/18	5.000%	$1,000,000	$1,040,950
Revenue Bonds
H. Lee Moffitt Cancer Project
Series 2002B (AMBAC)
09/01/15	5.500%	2,335,000	2,381,163
Tampa Electric
Series 2007B(g)
09/01/25	5.150%	2,000,000	2,131,680
Hillsborough County School Board Certificate of Participation Master Lease Program Series 1998A (NPFGC)
07/01/14	5.500%	2,000,000	2,190,640
JEA Refunding Revenue Bonds Issue 2 Series 2005-21 (NPFGC)
10/01/19	5.000%	1,000,000	1,119,700
Kissimmee Utility Authority Improvement Refunding Revenue Bonds Series 2003 (AGM)
10/01/15	5.250%	2,235,000	2,389,260
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,725,765
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,377,354
Oakmont Grove Community Development District Special Assessment Bonds Series 2007B(c)(d)
05/01/12	5.250%	2,000,000	700,020
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/13	5.000%	2,265,000	2,267,039
Revenue Bonds
Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	4,705,000	5,601,161
Unrefunded Revenue Bonds
Series 1996A (NPFGC)
10/01/16	6.250%	1,700,000	1,917,481
Orange County School Board Certificate of Participation Series 2005A (NPFGC)
08/01/18	5.000%	1,000,000	1,104,130
Orlando Utilities Commission

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Refunding Revenue Bonds
Subordinated Series 1989D Escrowed to Maturity
10/01/17	6.750%	$1,590,000	$1,871,525
Revenue Bonds
Series 2005B
10/01/24	5.000%	3,000,000	3,369,750
Parker Road Community Development District Special Assessment Bonds Series 2007B(c)
05/01/15	5.350%	2,000,000	1,020,140
Reedy Creek Improvement District Limited General Obligation Bonds Series 2004A (NPFGC)
06/01/17	5.000%	1,000,000	1,070,990
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,148,800
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(e)(f)
10/01/22	5.750%	9,530,000	10,002,783
Six Mile Creek Community Development District(c)(d)
Special Assessment Bonds
Series 2007
05/01/17	5.500%	1,465,000	476,726
05/01/22	5.650%	3,000,000	976,230
St. Petersburg Health Facilities Authority
Revenue Bonds
All Childrens Hospital
Series 2002 (AMBAC)
11/15/14	5.500%	1,720,000	1,773,475
11/15/15	5.500%	1,995,000	2,054,232
State of Florida
Refunding Revenue Bonds
Environmental Protection-Preservation 2000
Series 1998A (AGM)
07/01/13	6.000%	10,000,000	10,782,800
Unlimited General Obligation Refunding Bonds
Public Education
Series 2005C
06/01/13	5.000%	11,830,000	12,577,183
Series 2005B
01/01/14	5.000%	17,395,000	18,935,153
Sterling Hill Community Development District Special Assessment Bonds Series 2003B(c)(d)
11/01/10	5.500%	155,000	108,579
Sweetwater Creek Community Development District(c)(d)
Special Assessment Bonds
Series 2007B-1
05/01/17	5.300%	4,405,000	1,542,191
Series 2007B-2
05/01/13	5.125%	2,550,000	892,755

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
10/01/19	5.500%	$1,500,000	$1,913,265
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/15	5.750%	2,055,000	2,151,564
10/01/20	5.750%	1,000,000	1,109,300
Tolomato Community Development District Special Assessment Bonds Series 2007
05/01/23	6.450%	7,500,000	3,186,525
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01/01/18	6.350%	1,000,000	1,015,930
Waterset North Community Development District Special Assessment Bonds Series 2007B
11/01/15	6.550%	10,000,000	8,519,700
Total			227,969,692
GEORGIA 1.0%
City of Atlanta Water & Wasterwater Revenue Bonds Series 1999A (NPFGC/FGIC)
11/01/18	5.500%	15,305,000	18,877,799
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,532,650
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08/01/19	5.000%	1,000,000	1,233,480
State of Georgia Unlimited General Obligation Bonds Series 2007G
12/01/17	5.000%	500,000	619,415
Total			26,263,344
HAWAII 0.5%
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,784,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 4.3%
Chicago Board of Education
Unlimited General Obligation Bonds
Chicago School Reform
Series 1996 Escrowed to Maturity (NPFGC)
12/01/12	6.250%	$2,100,000	$2,205,483
Unlimited General Obligation Refunding Bonds
Dedicated Revenues
Series 2005B (AMBAC)
12/01/21	5.000%	5,825,000	6,344,182
Series 2005A (AMBAC)
12/01/22	5.500%	5,000,000	6,094,800
Chicago Transit Authority
Revenue Bonds
Federal Transit Administration Section 5309
Series 2008A
06/01/16	5.000%	2,500,000	2,795,100
Series 2011
12/01/29	5.250%	4,000,000	4,639,320
City of Chicago O’Hare International Airport Refunding Revenue Bonds General Airport 3rd Lien Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	11,544,900
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC/FGIC)
01/01/18	5.250%	7,540,000	9,283,851
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	3,930,000	4,188,398
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	13,970,040
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/17	5.375%	1,000,000	1,184,760
10/01/18	5.375%	2,000,000	2,404,340
Illinois Finance Authority(c)(d)
Revenue Bonds
Monarch Landing, Inc. Facility
Series 2007A
12/01/13	5.500%	1,855,578	19
12/01/17	6.000%	3,027,967	30
Sedgebrook, Inc. Facility
Series 2007A
11/15/12	5.500%	500,000	5
11/15/16	5.400%	1,648,203	16
11/15/22	5.875%	6,090,550	61

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM)
01/01/18	5.000%	$2,000,000	$2,322,200
Kendall & Kane Counties Community Unit School District No. 115(a)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	568,218
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC/FGIC)
01/01/17	0.000%	3,050,000	2,646,119
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,636,150
06/01/21	5.250%	12,000,000	13,741,440
State of Illinois
Revenue Bonds
2nd Series 2002 (NPFGC/FGIC)
06/15/15	5.500%	1,000,000	1,146,540
Unlimited General Obligation Bonds
Series 2004 (AMBAC)
11/01/18	5.000%	10,650,000	11,528,732
Series 2005 (AGM)
09/01/17	5.000%	5,000,000	5,563,800
State of Illinois(a)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	4,612,382
Total			112,420,886
INDIANA 1.4%
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/24	5.000%	1,000,000	1,063,620
Indiana Power & Light Co.
Series 2009B
01/01/16	4.900%	11,000,000	12,117,160
Revenue Bonds
1st Lien-CWA Authority
Series 2011A
10/01/25	5.250%	1,750,000	2,117,937
2nd Lien-CWA Authority
Series 2011B
10/01/23	5.250%	7,035,000	8,488,853

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/25	5.250%	$10,640,000	$11,002,718
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity
01/01/15	9.000%	1,470,000	1,705,553
Purdue University Revenue Bonds Student Facilities System Series 2009A
07/01/21	5.000%	200,000	243,186
Total			36,739,027
IOWA 0.1%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	841,800
Iowa Finance Authority
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	2,695,000	2,591,269
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	624,625
Total			4,057,694
KANSAS 1.9%
City of Lenexa Improvement Refunding Revenue Bonds Series 2007
05/15/22	5.250%	2,650,000	2,479,472
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	5,739,240
County of Labette Revenue Bonds Capital Accumulator Bonds Series 1982 Escrowed to Maturity(a)
12/01/14	0.000%	2,175,000	2,126,345

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
Kansas Development Finance Authority Revenue Bonds Board of Regents-Scientific Research Series 2003 (AMBAC)
10/01/19	5.000%	$2,000,000	$2,136,460
Kansas State Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	14,897,848
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,478,669
Leavenworth County Unified School District No. 464 Unlimited General Obligation Improvement Bonds Series 2005A (NPFGC)
09/01/19	5.000%	1,030,000	1,136,317
Washburn University Refunding Revenue Bonds Living Learning Center Project Series 2004 (AMBAC)
07/01/18	5.000%	900,000	938,538
Wyandotte County-Kansas City Unified Government
Refunding Revenue Bonds
Sales Tax-2nd Lien-Area B
Series 2005
12/01/20	5.000%	4,375,000	4,656,794
Wyandotte County-Kansas City Unified Government(a)
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Series 2010
06/01/21	0.000%	20,125,000	13,307,857
Total			48,897,540
KENTUCKY 0.7%
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,899,157
05/15/22	5.000%	7,825,000	9,266,209
Total			18,165,366
LOUISIANA 0.8%
Louisiana Housing Finance Agency Refunding Revenue Bonds Multi-family-Section 8-202 Projects Series 2006A (FHA)
12/01/31	4.750%	1,300,000	1,307,267
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	4,290,000	5,082,449

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	$500,000	$549,570
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,811,085
Parish of Morehouse Refunding Revenue Bonds International Paper Co. Project Series 2001A
11/15/13	5.250%	8,525,000	9,018,853
Total			20,769,224
MARYLAND 0.2%
Maryland State Department of Transportation Revenue Bonds Series 2002
02/01/15	5.500%	3,750,000	4,311,375
MASSACHUSETTS 4.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C (NPFGC/FGIC)
11/01/14	5.500%	2,000,000	2,273,940
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	8,243,170
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	6,246,800
Revenue Bonds
Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	13,615,000	16,358,695
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	2,185,309
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	10,000,000	12,219,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Bay Transportation Authority Revenue Bonds General Transportation System Series 1991 (NPFGC)
03/01/21	7.000%	$5,750,000	$7,353,962
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	815,000	794,169
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010B AMT(b)
01/01/23	5.500%	435,000	476,416
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,539,566
Caregroup
Series 2008E-2
07/01/20	5.375%	9,720,000	11,436,357
07/01/22	5.375%	13,345,000	15,460,449
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,265,580
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	587,430
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	10,063,915
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,774,890
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,617,092
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,318,350
State Revolving Fund
Series 2009-14
08/01/24	5.000%	12,530,000	15,293,993
Total			122,509,083
MICHIGAN 2.4%
City of Detroit Sewage Disposal System
Prerefunded 07/01/13 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Senior Lien
Series 2003A (AGM)
07/01/14	5.000%	$7,180,000	$7,645,049
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (AGM)
07/01/14	5.000%	2,820,000	2,946,844
Detroit City School District
Unlimited General Obligation Bonds
School Building & Site Improvement
Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	2,000,000	2,373,040
Series 2003B (FGIC) (Qualified School Bond Loan Fund)
05/01/14	5.250%	6,335,000	6,615,007
Dickinson County Economic Development Corp. Refunding Revenue Bonds International Paper Company Projects Series 2004A
11/01/18	4.800%	6,750,000	7,016,085
Michigan Public Power Agency Refunding Revenue Bonds Belle River Project Series 2002A (NPFGC)
01/01/16	5.250%	1,000,000	1,135,980
Michigan State Building Authority Refunding Revenue Bonds Facilities Program Series 2003I (AGM)
10/15/14	5.250%	10,000,000	10,751,300
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G
07/01/22	5.125%	10,000,000	10,698,000
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,408,520
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	6,163,525
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,190,300
11/15/28	5.000%	1,000,000	1,183,420
11/15/29	5.000%	1,205,000	1,414,766
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001
12/01/15	5.500%	1,250,000	1,461,012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT(b)
12/01/19	4.750%	$750,000	$791,513
Total			63,794,361
MINNESOTA 0.6%
City of Becker Revenue Bonds Northern States Power Series 1993A(g)
09/01/19	8.500%	11,085,000	11,657,762
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/17	5.000%	1,000,000	976,810
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	1,000,000	1,148,610
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	845,850
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	500,000	535,105
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	633,060
Total			15,797,197
MISSOURI 1.1%
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	680,000	700,393
City of Kansas City Tax Allocation Bonds Maincor Project Series 2007A
03/01/12	5.000%	230,000	230,343

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/21	5.000%	$5,000,000	$5,463,700
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010C-2
11/15/15	7.000%	500,000	501,075
Missouri Highway & Transportation Commission Revenue Bonds 2nd Lien Series 2007
05/01/17	5.000%	1,000,000	1,214,580
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A
01/01/17	4.500%	1,000,000	1,131,520
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	9,294,249
Missouri State Health & Educational Facilities Authority
Revenue Bonds
St. Louis University
Series 1998
10/01/16	5.500%	1,000,000	1,209,750
Washington University
Series 2001A
06/15/16	5.500%	1,000,000	1,203,500
Series 2008A
03/15/18	5.250%	1,000,000	1,248,260
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	7,000,000	7,079,240
Total			29,276,610
NEBRASKA 0.1%
Elkhorn School District Unlimited General Obligation Bonds Series 2009
06/15/19	5.375%	500,000	538,875
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	905,348

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA (CONTINUED)
Nebraska Public Power District Revenue Bonds Series 2008B
01/01/20	5.000%	$570,000	$669,134
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	829,297
Total			2,942,654
NEVADA 1.4%
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A(e)
06/15/20	6.500%	4,745,000	4,749,413
Clark County School District Prerefunded 12/15/13 Limited General Obligation Bonds Series 2003D (NPFGC)
06/15/16	5.000%	10,760,000	11,697,949
County of Clark Airport System Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	9,228,247
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,030,196
Total			37,705,805
NEW HAMPSHIRE 1.0%
City of Manchester Refunding Revenue Bonds Series 2004 (NPFGC)
06/01/19	5.500%	4,450,000	5,699,071
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. Project Series 2001C (NPFGC)
05/01/21	5.450%	1,500,000	1,534,350
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Rivermead
Series 2011B-2
07/01/17	5.300%	1,895,000	1,902,940
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,617,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW HAMPSHIRE (CONTINUED)
University System
Series 2009A
07/01/23	5.000%	$8,370,000	$9,729,204
Total			26,483,175
NEW JERSEY 5.6%
Bergen County Improvement Authority Revenue Bonds Bergen County Utilities Series 2008
12/15/26	5.000%	500,000	577,335
Camden County Improvement Authority Revenue Bonds County Guaranteed Series 2006A (AMBAC)
09/01/21	4.000%	1,140,000	1,214,260
Cape May County Municipal Utilities Authority Refunding Revenue Bonds Series 2002A (AGM)
01/01/16	5.750%	1,000,000	1,179,030
City of Atlantic City Unlimited General Obligation Bonds Series 2008A
02/15/18	5.500%	500,000	583,100
City of Newark Unlimited General Obligation Refunding Bonds General Improvement Series 2010A
10/01/18	4.000%	1,000,000	1,114,310
City of Summit Unlimited General Obligation Refunding Bonds Series 2001
06/01/16	5.250%	605,000	723,205
County of Atlantic Unlimited General Obligation Refunding Bonds Series 2009
02/01/18	5.000%	500,000	603,720
County of Morris Unlimited General Obligation Bonds Series 2010
02/15/18	5.000%	1,000,000	1,234,500
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
09/01/16	5.200%	1,500,000	1,740,585
Cumberland County Improvement Authority Revenue Bonds Vineland Local Unit Program Series 2009A
04/15/19	4.000%	750,000	862,335

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
East Orange Board of Educatioin Certificate of Participation Capital Appreciation Series 1998 (AGM)(a)
02/01/18	0.000%	$1,000,000	$817,630
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	973,208
Essex County Utilities Authority Refunding Revenue Bonds Series 2009 (AGM)
04/01/20	5.000%	1,000,000	1,161,150
Flemington Raritan Regional Board of Education Unlimited General Obligation Bonds Series 2000 (NPFGC/FGIC)
02/01/15	5.700%	400,000	456,076
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC/FGIC)
03/01/20	5.000%	1,205,000	1,494,574
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,468,820
Jersey City Municipal Utilities Authority Refunding Revenue Bonds Series 2007 (NPFGC/FGIC)
01/01/19	5.250%	1,000,000	1,156,470
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
12/01/20	5.750%	1,325,000	1,754,578
Middlesex County Improvement Authority
Revenue Bonds
George Street Student Housing Project
Series 2004A
08/15/18	5.000%	500,000	529,785
Heldrich Center Hotel
Senior Series 2005A
01/01/20	5.000%	815,000	492,293
New Jersey Economic Development Authority
Refunding Revenue Bonds
1st Mortgage - Winchester
Series 2004A
11/01/24	5.750%	400,000	413,132
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,127,390
School Facilities-Construction
Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	20,562,490

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2009AA
12/15/20	5.250%	$1,000,000	$1,194,850
Revenue Bonds
Cigarette Tax
Series 2004
06/15/15	5.375%	4,000,000	4,325,080
06/15/16	5.500%	5,500,000	6,028,550
06/15/24	5.500%	750,000	755,445
Liberty State Park Project
Series 2005C (AGM)
03/01/19	5.000%	2,000,000	2,228,520
MSU Student Housing Project
Series 2010
06/01/21	5.000%	1,000,000	1,077,570
Motor Vehicle Surcharges
Series 2004A (NPFGC)
07/01/17	5.250%	1,000,000	1,077,140
Newark Downtown District Management Corp.
Series 2007
06/15/27	5.125%	400,000	409,108
School Facilities-Construction
Series 2008T-3 (AGM)(g)
09/01/20	5.000%	550,000	598,741
New Jersey Economic Development Authority(a)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	865,912
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Rowan University
Series 2008B (AGM)
07/01/23	5.000%	750,000	856,448
Revenue Bonds
Drew University
Series 2003C (NPFGC/FGIC)
07/01/20	5.250%	1,000,000	1,211,340
Montclair State University
Series 2009J
07/01/19	5.000%	455,000	534,115
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Children’s Specialized Hospital
Series 2005A
07/01/18	5.000%	575,000	604,802
South Jersey Hospital
Series 2006
07/01/20	5.000%	1,550,000	1,691,375
St. Josephs Healthcare System
Series 2008
07/01/18	6.000%	500,000	534,485
New Jersey Higher Education Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/25	5.000%	1,000,000	1,096,990
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2010-1A
12/01/18	4.300%	$680,000	$761,416
Revenue Bonds
Series 2010-2
12/01/18	3.750%	1,000,000	1,081,970
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	460,000	509,280
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,254,290
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Series 2002A (AMBAC)
09/15/15	5.500%	7,725,000	8,718,744
Subordinated Series 2005A (NPFGC/FGIC)
09/15/17	5.000%	1,000,000	1,131,910
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,497,540
Series 2003A (AMBAC)
12/15/15	5.500%	4,260,000	4,967,714
Series 2006A
12/15/20	5.250%	1,000,000	1,234,960
12/15/21	5.500%	680,000	859,778
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,961,010
12/15/22	5.250%	4,000,000	4,990,840
Series 2010D
12/15/23	5.250%	25,000,000	31,301,750
Newark Housing Authority Revenue Bonds South Ward Police Facility Series 2009 (AGM)
12/01/18	4.500%	600,000	699,930
North Brunswick Township Board of Education Unlimited General Obligation Refunding Bonds Series 2010
07/15/18	4.000%	1,000,000	1,159,940
North Hudson Sewerage Authority Sewer Revenue Refunding Revenue Bonds Series 2006A (NPFGC)
08/01/17	5.125%	600,000	683,244
Ocean County Utilities Authority Refunding Revenue Bonds Series 2006 (NPFGC)
01/01/15	4.000%	990,000	1,080,545

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	$500,000	$660,240
Scotch Plains-Fanwood School District Unlimited General Obligation Refunding Bonds Series 2010
07/15/19	4.000%	845,000	991,591
South Jersey Port Corp. Revenue Bonds Marine Terminal Series 2009P-2
01/01/16	4.000%	1,150,000	1,264,943
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/17	5.000%	715,000	822,786
06/15/21	5.000%	250,000	285,300
06/15/23	5.000%	1,000,000	1,125,810
Series 2009A
06/15/17	5.000%	1,000,000	1,150,750
Tobacco Settlement Financing Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003
06/01/39	6.750%	4,000,000	4,346,800
Toms River Board of Education Unlimited General Obligation Refunding Bonds Regional Schools Series 2007 (NPFGC)
01/15/20	4.500%	500,000	567,410
Total			148,440,938
NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,752,670
County of Dona Ana Improvement Refunding Revenue Bonds Subordinated Series 1998 (AMBAC)
06/01/16	5.500%	750,000	824,122
Total			4,576,792
NEW YORK 13.1%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/16	5.250%	1,750,000	1,937,933
11/15/17	5.250%	1,250,000	1,406,875
City of New York
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2005D
08/01/13	5.000%	$4,000,000	$4,281,480
Series 2005G
08/01/20	5.000%	10,000,000	11,384,000
Series 2007D-1
12/01/21	5.000%	5,900,000	6,936,276
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,644,896
Metropolitan Transportation Authority
Revenue Bonds
Commuter Facilities
Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,658,680
Series 2004A (NPFGC/FGIC)
11/15/16	5.250%	3,000,000	3,593,130
11/15/17	5.250%	4,000,000	4,912,080
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,843,950
11/15/21	5.000%	3,000,000	3,480,510
Series 2009A
11/15/26	5.300%	710,000	823,060
Monroe County Industrial Development Agency
Refunding Revenue Bonds
Highland Hospital of Rochester
Series 2005
08/01/14	5.000%	730,000	783,370
08/01/15	5.000%	545,000	596,230
Nassau County Interim Finance Authority Refunding Revenue Bonds Sales Tax Secured Series 2003B (AMBAC)
11/15/14	5.000%	5,720,000	6,176,742
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	6,984,276
07/01/20	5.000%	9,390,000	10,680,186
New York City Industrial Development Agency Revenue Bonds Terminal One Group Association Project Series 2005 AMT(b)(g)
01/01/21	5.500%	500,000	540,090
New York City Municipal Water Finance Authority Prerefunded 06/15/12 Revenue Bonds Series 2002A (AGM)
06/15/16	5.375%	10,000,000	10,193,300
New York City Transitional Finance Authority
Prerefunded 02/01/14 Revenue Bonds
Future Tax Secured
Series 2004
02/01/18	5.250%	3,495,000	3,836,986
Prerefunded 11/15/12 Revenue Bonds
Future Tax Secured
Series 1998A
11/15/16	5.500%	1,330,000	1,385,421

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Revenue Bonds
Future Tax Secured
Series 2009A
05/01/27	5.000%	$10,430,000	$12,384,582
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	12,379,364
Unrefunded Revenue Bonds
Future Tax Secured
Series 2004
02/01/18	5.250%	5,000	5,425
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	4,117,435
Revenue Bonds
City University System
Series 1995A (AMBAC/TCRS)
07/01/16	5.625%	1,250,000	1,417,288
Series 1995A (FGIC)
07/01/16	5.625%	5,000,000	5,560,050
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	7,275,540
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	16,784,150
07/01/27	5.500%	10,675,000	12,167,151
North Shore-Long Island Jewish Health
Series 2009A
05/01/30	5.250%	4,750,000	5,233,217
St. Johns University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	4,038,792
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/17	5.500%	10,000,000	12,131,800
05/15/22	5.500%	6,730,000	8,710,101
Series 1993A
05/15/15	5.250%	5,850,000	6,436,872
Series 1993A (AGM)
05/15/15	5.250%	4,000,000	4,439,960
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/21	5.500%	6,345,000	8,135,622
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	14,038,234
2nd General Series 2007B
04/01/19	5.000%	5,000,000	5,949,600
Local Highway & Bridge
Series 2002
04/01/13	5.500%	4,510,000	4,548,515
Series 2007H (NPFGC/FGIC)
01/01/23	5.000%	1,500,000	1,747,170
New York State Urban Development Corp.
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Service Contract
Series 2008B
01/01/19	5.000%	$4,000,000	$4,788,400
01/01/20	5.000%	10,460,000	12,354,515
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	37,998,746
Niagara County Industrial Development Agency Refunding Revenue Bonds Series 2001B AMT(b)(g)
11/15/24	5.550%	8,000,000	8,087,600
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,134,100
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	1,250,000	1,328,788
Triborough Bridge and Tunnel Authority
Revenue Bonds
General
Subordinated Series 2008B-1(g)
11/15/25	5.000%	21,500,000	23,113,575
Subordinated Series 2008D
11/15/22	5.000%	10,000,000	11,700,100
Total			346,086,163
NORTH CAROLINA 1.5%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	2,961,780
10/01/27	5.250%	3,700,000	3,448,807
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	962,192
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	1,250,000	1,462,850
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	1,710,000	2,047,058
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	6,402,263

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
Revenue Bonds
Series 2009B
01/01/26	5.000%	$17,625,000	$19,648,526
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,575,000	1,616,879
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2005B
04/01/17	5.000%	1,000,000	1,216,280
Total			39,766,635
OHIO 1.9%
American Municipal Power, Inc.
Revenue Bonds
Prairie State Energy Campus Project
Series 2008A
02/15/20	5.250%	4,060,000	4,785,806
02/15/22	5.250%	9,810,000	11,343,695
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	7,710,000	9,136,890
County of Hamilton Sewer System Refunding Revenue Bonds Series 2005A (NPFGC)
12/01/15	5.000%	5,535,000	6,297,502
County of Miami Improvement Refunding Revenue Bonds Upper Valley Medical Center Series 2006
05/15/21	5.250%	500,000	539,540
County of Montgomery Revenue Bonds Catholic Health Initiatives Series 2008D-2(g)
10/01/38	5.250%	8,000,000	8,631,600
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
12/01/19	5.250%	2,250,000	2,854,215
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/21	5.500%	2,000,000	2,581,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	$3,750,000	$4,345,575
Total			50,515,983
OKLAHOMA 0.2%
Chickasaw Nation Revenue Bonds Health System Series 2007(e)
12/01/17	5.375%	2,965,000	3,222,955
Cleveland County Justice Authority Revenue Bonds Detention Facility Project Series 2009A
03/01/15	5.000%	1,260,000	1,373,803
Total			4,596,758
OREGON 0.2%
Oregon State Department of Administrative Services Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,220,290
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/17	5.500%	2,500,000	3,074,175
Total			4,294,465
PENNSYLVANIA 3.1%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,402,807
Commonwealth of Pennsylvania
Unlimited General Obligation Refunding Bonds
Series 2002
02/01/15	5.500%	3,000,000	3,443,280
Series 2004 (AGM)
07/01/18	5.375%	12,000,000	15,131,520
Series 2004 (NPFGC)
07/01/16	5.375%	10,000,000	12,034,500
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC/FGIC)(a)
12/01/18	0.000%	1,000,000	786,430
Delaware Valley Regioinal Financial Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Series 1997B (AMBAC)
07/01/17	5.600%	$2,000,000	$2,304,560
Series 2002
07/01/17	5.750%	2,000,000	2,319,640
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(a)
09/01/21	0.000%	2,210,000	1,797,570
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	3,480,000	3,798,176
08/15/21	5.125%	3,715,000	4,037,685
08/15/22	5.250%	1,965,000	2,149,985
Pennsylvania Turnpike Commission
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2(l)
12/01/24	0.000%	20,000,000	18,967,800
Subordinated Series 2011A
12/01/31	5.625%	8,150,000	9,329,142
Total			80,503,095
PUERTO RICO 1.2%
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Series 1997 (NPFGC)
07/01/15	6.500%	4,190,000	4,764,952
Unlimited General Obligation Public Improvement Bonds
Series 2006B
07/01/16	5.250%	5,000,000	5,582,550
Unlimited General Obligation Refunding Public Improvement Bonds
Series 2001A
07/01/13	5.500%	6,395,000	6,740,650
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2002KK (AGM)(f)
07/01/15	5.500%	10,000,000	11,213,900
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005L (CIFG/TCRS/AGM)(f)
07/01/18	5.250%	2,000,000	2,315,160
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008(f)
12/01/13	5.000%	1,200,000	1,263,984
Total			31,881,196
RHODE ISLAND 3.3%
City of Cranston

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	$900,000	$1,002,123
07/01/27	4.750%	945,000	1,045,794
Unlimited General Obligation Refunding Bonds
Series 2005 (AMBAC)
07/15/15	5.000%	2,280,000	2,592,839
City of Newport Unlimited General Obligation Refunding Bonds Series 2010
11/01/19	5.000%	650,000	813,046
City of Providence Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC)
01/15/13	5.500%	1,890,000	1,959,174
Kent County Water Authority Revenue Bonds Series 2002A (NPFGC)
07/15/16	5.000%	1,265,000	1,289,958
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	639,043
09/01/26	5.000%	310,000	345,635
09/01/27	5.000%	690,000	765,107
Rhode Island Clean Water Finance Agency
Revenue Bonds
Revolving Fund-Pooled Loan
Series 2009A
10/01/25	5.000%	720,000	889,920
Revolving Fund-Pooled Loan Association
Series 2004A
10/01/23	4.750%	1,000,000	1,093,210
Safe Drinking Water Revolving Fund
Series 2004A
10/01/18	5.000%	1,000,000	1,106,460
Water Pollution Control Revolving Fund
Series 2007
10/01/21	4.750%	1,000,000	1,174,840
Rhode Island Convention Center Authority
Refunding Revenue Bonds
Series 2005A (AGM)
05/15/21	5.000%	4,500,000	4,956,390
05/15/22	5.000%	3,525,000	3,958,187
05/15/23	5.000%	5,905,000	6,539,787
Rhode Island Depositors Economic Protection Corp.
Prerefunded 08/01/13 Revenue Bonds
Series 1993A (AGM)
08/01/14	5.750%	2,105,000	2,270,706
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,903,308
Rhode Island Economic Development Corp.
Revenue Bonds
Department of Transportation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
Series 2006A (AMBAC)
06/15/22	5.000%	$1,000,000	$1,087,680
East Greenwich Free Library Association
Series 2004
06/15/14	4.500%	170,000	170,714
06/15/24	5.750%	415,000	417,639
Grant Anticipation-Department of Transportation
Series 2003A (AGM)
06/15/14	5.000%	2,225,000	2,360,970
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,414,200
Providence Place Mall
Series 2000
07/01/20	6.125%	1,700,000	1,700,119
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,564,912
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Higher Education-Johnson & Wales
Series 2003 (XLCA)
04/01/15	5.250%	1,500,000	1,537,995
04/01/16	5.250%	1,485,000	1,518,323
Hospital Financing-Lifespan Obligation
Series 2006A (AGM)
05/15/26	5.000%	2,000,000	2,139,460
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,582,510
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,711,980
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,209,240
Higher Education Facility
Series 2004A (AMBAC)
09/15/20	5.250%	1,020,000	1,101,314
Series 2004D (XLCA)
08/15/16	5.500%	1,340,000	1,462,141
08/15/17	5.500%	1,345,000	1,461,827
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/15	5.500%	1,000,000	1,104,190
04/01/17	5.500%	1,000,000	1,152,380
04/01/18	5.500%	1,420,000	1,654,328
Higher Educational-Providence College
Series 2003A (XLCA)
11/01/24	5.000%	2,000,000	2,073,960
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	473,108
05/15/30	6.250%	500,000	586,350
New England Institute of Technology
Series 2010
03/01/24	5.000%	1,145,000	1,306,766
Providence Public Schools Financing Program
Series 2006A (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
05/15/23	5.000%	$2,000,000	$2,132,780
Series 2007A (AGM)
05/15/22	5.000%	2,000,000	2,171,160
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,639,050
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	229,378
Times2 Academy
Series 2004
12/15/24	5.000%	1,500,000	1,549,710
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,132,390
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	959,685
State of Rhode Island
Certificate of Participation
Lease-Training School Project
Series 2005A (NPFGC)
10/01/19	5.000%	1,200,000	1,319,040
Unlimited General Obligation Bonds
Consolidated Capital Development Loan
Series 2006C (NPFGC)
11/15/18	5.000%	1,000,000	1,162,280
Unlimited General Obligation Refunding Bonds
Consolidated Capital Development Loan
Series 2005A (AGM)
08/01/17	5.000%	2,000,000	2,274,700
Series 2006A (AGM)
08/01/20	4.500%	1,750,000	1,939,368
Town of Johnston Unlimited General Obligation Bonds Various Purpose Series 2004 (XLCA)
06/01/20	5.250%	555,000	583,477
Total			87,230,651
SOUTH CAROLINA 1.4%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2003
12/01/18	5.250%	1,000,000	1,063,360
12/01/28	5.000%	7,205,000	7,457,319
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/24	5.250%	10,000,000	11,253,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Dorchester County School District No. 2 Revenue Bonds Growth Remedy Opportunity Tax Hike Series 2004
12/01/17	5.250%	$2,000,000	$2,184,480
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	6,246,350
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/19	5.250%	1,500,000	1,639,035
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC)
01/01/30	5.000%	5,555,000	6,159,773
Total			36,003,817
SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,461,525
09/01/20	5.000%	1,250,000	1,451,263
09/01/21	5.000%	1,000,000	1,146,830
Total			4,059,618
TENNESSEE 0.7%
Blount County Public Building Authority
Prerefunded 6/01/14 Revenue Bonds
Local Government Public
Series 2004 (NPFGC/FGIC)
06/01/16	5.000%	815,000	901,838
Unrefunded Revenue Bonds
Local Government Public
Series 2004 (NPFGC/FGIC)
06/01/16	5.000%	260,000	276,383
City of Chattanooga Unlimited General Obligation Refunding Bonds Series 2005A (AGM)
09/01/14	5.000%	4,150,000	4,641,609
County of Overton Unlimited General Obligation Refunding Bonds School Series 2004 (NPFGC)
04/01/16	5.000%	1,000,000	1,097,540

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TENNESSEE (CONTINUED)
Memphis-Shelby County Airport Authority Refunding Revenue Bonds Federal Express Corp. Series 1997
09/01/12	5.350%	$3,530,000	$3,606,707
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Improvement Refunding Revenue Bonds Meharry Medical College Series 1996 (AMBAC)
12/01/16	6.000%	3,800,000	4,248,590
Metropolitan Government of Nashville & Davidson County Refunding Revenue Bonds Series 1998B
05/15/13	5.500%	3,000,000	3,201,030
Total			17,973,697
TEXAS 9.1%
Aldine Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/15	5.250%	1,655,000	1,813,516
Barbers Hill Independent School District Unlimited General Obligation Refunding Bonds Series 2003 (Permanent School Fund Guarantee)
02/15/22	5.000%	1,030,000	1,075,433
Brownwood Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2005 (NPFGC/FGIC)
02/15/17	5.250%	1,310,000	1,457,663
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	822,900
01/01/20	5.750%	1,250,000	1,386,138
Series 2011
01/01/31	5.750%	15,230,000	16,498,659
City of Austin Electric Utility Refunding Revenue Bonds Series 2002A (AMBAC)
11/15/13	5.500%	2,000,000	2,173,840
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,325,104
City of Corpus Christi Utility System Refunding Revenue Bonds Series 2005A (AMBAC)
07/15/19	5.000%	2,000,000	2,213,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of El Paso Limited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
08/15/14	5.250%	$2,000,000	$2,236,400
City of Houston Utility System Refunding Revenue Bonds 1st Lien Series 2004A (NPFGC/FGIC)
05/15/24	5.250%	5,000,000	5,452,200
City of Houston
Limited General Obligation Bonds
Series 2005E (AMBAC)
03/01/20	5.000%	2,525,000	2,833,101
Revenue Bonds
Subordinated Lien
Series 2002 (AGM)
07/01/27	5.000%	5,000,000	5,043,700
City of Houston(a)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,746,720
City of Irving
Prerefunded 11/15/15 Limited General Obligation Bonds
Improvement
Series 2005A
11/15/18	5.000%	1,075,000	1,250,816
Unrefunded Limited General Obligation Bonds
Improvement
Series 2005A
11/15/18	5.000%	925,000	1,062,215
City of Laredo Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
08/15/20	5.000%	1,065,000	1,172,778
City of McKinney Limited General Obligation Bonds Waterworks & Sewer System Series 2005 (NPFGC/FGIC)
08/15/17	5.250%	1,125,000	1,285,931
City of San Antonio
Refunding Revenue Bonds
Series 2005
02/01/18	5.000%	10,000,000	11,136,200
System
Series 2002
02/01/14	5.375%	2,500,000	2,748,825
City of West University Place Limited General Obligation Refunding Bonds Permanent Improvement Series 2002
02/01/15	5.500%	645,000	647,696
Conroe Independent School District
Prerefunded 02/15/15 Unlimited General Obligation Bonds
Schoolhouse

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Series 2005C (Permanent School Fund Guarantee)
02/15/19	5.000%	$1,650,000	$1,872,206
Unlimited General Obligation Bonds
School Building
Series 2009A
02/15/25	5.250%	1,135,000	1,330,799
Corpus Christi Business & Job Development Corp.
Improvement Refunding Revenue Bonds
Arena Project
Series 2002 (AMBAC)
09/01/14	5.500%	2,065,000	2,191,626
09/01/18	5.500%	1,250,000	1,324,488
County of Williamson Unlimited General Obligation Bonds Series 2005 (NPFGC)
02/15/16	5.000%	1,985,000	2,237,869
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	935,505
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee)
02/15/20	5.000%	2,405,000	2,780,517
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,168,710
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee)(a)
02/15/22	0.000%	2,000,000	1,597,500
Gulf Coast Waste Disposal Authority
Revenue Bonds
BP Products North America
Series 2007
01/01/42	2.300%	3,350,000	3,433,415
Gulf Coast Waste Disposal Authority(b)
Refunding Revenue Bonds
Series 2002A AMT
08/01/24	6.100%	5,750,000	5,870,232
Harris County Flood Control District Limited General Obligation Bonds Improvement Series 2006
10/01/29	4.750%	10,000,000	10,879,100
Harris County Health Facilities Development Corp. Revenue Bonds Memorial Hospital System Project Series 1997A (NPFGC)
06/01/13	6.000%	2,170,000	2,315,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	$12,000,000	$13,291,920
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	1,000,000	1,103,240
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2007 (Permanent School Fund Guarantee)
02/15/25	4.500%	5,000,000	5,521,750
La Joya Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/20	5.000%	1,000,000	1,118,470
La Marque Independent School District
Prerefunded 2/15/13 Unlimited General Obligation Bonds
Series 2003 (Permanent School Fund Guarantee)
02/15/21	5.000%	1,715,000	1,799,841
Unrefunded Unlimited General Obligation Bonds
Series 2003 (Permanent School Fund Guarantee)
02/15/21	5.000%	25,000	26,103
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,228,320
Lower Colorado River Authority
Refunding Revenue Bonds
5th Supplemental Series 1993 Escrowed to Maturity
01/01/16	5.375%	2,100,000	2,476,845
LCRA Transmission Services Corp. Project
Series 2011
05/15/27	5.000%	11,195,000	12,766,890
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	9,825,000	11,135,753
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	5,277,161
North Texas Tollway Authority
Refunding Revenue Bonds
System-1st Tier
Series 2008A
01/01/22	6.000%	14,000,000	16,755,620
Series 2008E-3(g)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
01/01/38	5.750%	$9,350,000	$10,852,077
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,777,564
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2002
10/01/16	6.000%	3,000,000	3,078,180
10/01/21	6.000%	2,725,000	2,782,934
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	2,000,000	2,168,900
08/15/24	5.750%	1,590,000	1,748,507
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,174,320
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	900,908
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007
05/15/27	5.125%	3,750,000	3,793,837
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,976,050
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds Senior Lien Series 2006A
12/15/12	5.000%	5,500,000	5,681,005
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC)
10/15/19	5.000%	2,000,000	2,220,400
Trinity River Authority
Improvement Refunding Revenue Bonds
Tarrant County Water Project
Series 2005 (NPFGC)
02/01/17	5.000%	1,000,000	1,126,670
02/01/18	5.000%	1,000,000	1,124,110

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	$1,000,000	$1,213,460
University of Texas System
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	10,164,939
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,462,580
Unrefunded Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	1,545,000	1,840,481
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	814,973
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,147,580
White Settlement Independent School District
Prerefunded 8/15/13 Unlimited General Obligation Bonds
Series 2003 (Permanent School Fund Guarantee)
08/15/19	5.375%	1,675,000	1,805,298
Unrefunded Unlimited General Obligation Bonds
Series 2003 (Permanent School Fund Guarantee)
08/15/19	5.375%	235,000	251,335
Total			240,928,653
UTAH 0.9%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	15,000,000	17,833,050
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/14	5.500%	5,000,000	5,562,500
Total			23,395,550
VIRGINIA 1.4%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,769,565

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Peninsula Town Center Community Development Authority Revenue Bonds Series 2007
09/01/24	6.250%	$2,363,000	$2,332,517
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2009A
09/01/24	5.000%	1,000,000	1,182,620
Virginia Public School Authority
Refunding Revenue Bonds
School Financing 1997 Resolution
Series 2005B
08/01/16	5.250%	13,995,000	16,782,104
Revenue Bonds
School Financing 1997 Resolution
Series 2005C
08/01/16	5.000%	6,285,000	7,185,641
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	620,840
Subordinated Series 2008
10/01/19	5.000%	1,000,000	1,233,590
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Series 2007
10/01/17	5.000%	3,760,000	4,620,739
Total			35,727,616
WASHINGTON 1.2%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC)(a)
12/01/16	0.000%	1,000,000	929,110
Energy Northwest
Refunding Revenue Bonds
Project No.1
Series 2002A (NPFGC)
07/01/16	5.500%	4,675,000	4,773,876
Revenue Bonds
Columbia Generating Station
Series 2007D
07/01/22	5.000%	1,000,000	1,155,210
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel
Series 2010B
08/01/26	5.000%	18,270,000	22,083,863
Series 2007A
07/01/21	5.000%	700,000	830,599
Series 2008D

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
01/01/20	5.000%	$1,000,000	$1,196,810
Total			30,969,468
WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co. Amos Series 2008C(g)
05/01/19	4.850%	6,500,000	6,830,395
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	5,336,742
Total			12,167,137
WISCONSIN 1.4%
City of Sheboygan Refunding Revenue Bonds Wisconsin Power Series 2006 (FGIC)
09/01/15	5.000%	5,600,000	6,265,224
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,189,910
05/01/23	5.125%	14,000,000	16,626,680
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B
08/15/23	5.125%	13,065,000	13,515,220
Total			37,597,034
Total Municipal Bonds (Cost: $2,308,919,075)			$2,527,838,724

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 0.4%
COLORADO 0.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds Flying J Ranch LLC VRDN Series 2006 (U.S. Bank)(g)(h)
03/01/36	0.110%	800,000	800,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
MASSACHUSETTS -%
Commonwealth of Massachusetts(g)
Limited General Obligation Refunding Bonds
Series 2007A
11/01/25	0.916%	$10,000,000	$8,286,900
Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.610%	2,000,000	2,001,480
MISSOURI —%
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University VRDN Series 2008A-2 (Wells Fargo Bank)(g)(h)
10/01/35	0.070%	700,000	700,000
Total Floating Rate Notes (Cost: $13,500,000)			$11,788,380

	Shares	Value

Money Market Funds 2.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(i)	36,417,589	$36,417,589
JPMorgan Tax-Free Money Market Fund, 0.010%(i)	36,864,540	36,864,540
Total Money Market Funds (Cost: $73,282,129)		$73,282,129
Total Investments (Cost: $2,395,701,204)(j)		$2,612,909,233(k)
Other Assets & Liabilities, Net		18,675,435
Total Net Assets		$2,631,584,668

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	At January 31, 2012, the value of securities subject to alternative minimum tax was $16,586,411, representing 0.63% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2012 was $6,576,272, representing 0.25% of net assets. Information concerning such security holdings at January 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07/23/08	$1,910,000
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.500% 11/15/12	08/17/07	356,470
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.400% 11/15/16	08/22/07	1,534,079
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.875% 11/15/22	08/09/07	5,854,379
Illinois Finance Authority
Revenue Bonds
Monarch Landing, Inc. Facility
Series 2007A
5.500% 12/01/13	12/20/07	1,809,764
Illinois Finance Authority
Revenue Bonds
Monarch Landing, Inc. Facility
Series 2007A
6.000% 12/01/17	12/10/07	2,961,472

Oakmont Grove Community Development District
Special Assessment Bonds
Series 2007B
5.250% 05/01/12	04/19/07 - 04/25/07	2,007,500
Parker Road Community Development District
Special Assessment Bonds
Series 2007B
5.350% 05/01/15	05/25/07	2,000,000
Six Mile Creek Community Development District
Special Assessment Bonds
Series 2007
5.500% 05/01/17	06/25/07	1,462,655
Six Mile Creek Community Development District
Special Assessment Bonds
Series 2007
5.650% 05/01/22	06/25/07 - 05/01/08	2,747,028
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
5.500% 11/01/10	10/23/03	154,112
Sweetwater Creek Community Development District
Special Assessment Bonds
Series 2007B-1
5.300% 05/01/17	04/26/07 - 04/03/08	4,299,174
Sweetwater Creek Community Development District
Special Assessment Bonds
Series 2007B-2
5.125% 05/01/13	04/26/07 - 06/25/07	2,542,218

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2012, the value of these securities amounted to $4,696,632, which represents 0.18% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $20,016,951 or 0.76% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2012, the value of these securities amounted to $41,883,979 or 1.59% of net assets.

(g)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.
(h)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(j)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $2,395,701,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$249,199,000
Unrealized Depreciation	(31,991,000)
Net Unrealized Appreciation	$217,208,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
(l)	Represents a step coupon bond. These bonds are issued with a zero-coupon and become interest bearing at a future date.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax

BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$2,538,127,104	$—	$2,538,127,104
Total Bonds	—	2,538,127,104	—	2,538,127,104
Short-Term Securities
Floating Rate Notes	—	1,500,000	—	1,500,000
Total Short-Term Securities	—	1,500,000	—	1,500,000
Other
Money Market Funds	73,282,129	—	—	73,282,129
Total Other	73,282,129	—	—	73,282,129
Total	$73,282,129	$2,539,627,104	$—	$2,612,909,233

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Massachusetts Intermediate Municipal Bond Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.3%

ADVANCED REFUNDED 6.5%

City of Springfield Prerefunded 01/15/13 Limited General Obligation Bonds State Qualified Series 2003 (NPFGC)
01/15/15	5.250%	$1,500,000	$1,571,940
Commonwealth of Massachusetts
Prerefunded 01/01/13 Limited General Obligation Bonds
Consolidated Loan
Series 2002E (AGM)
01/01/18	5.250%	4,000,000	4,182,640
Prerefunded 06/01/12 Revenue Bonds
Consolidated Loan
Series 2002A (FGIC)
06/01/19	5.375%	1,125,000	1,144,305
Prerefunded 08/01/14 Limited General Obligation Bonds
Consolidated Loan
Series 2004B (AMBAC)
08/01/22	5.000%	2,000,000	2,220,140
Commonwealth of Massachusetts(a)
Revenue Bonds
Capital Appreciation-Federal Highway
Series 1998A Escrowed to Maturity
06/15/15	0.000%	4,000,000	3,889,440
Massachusetts Department of Transportation Revenue Bonds Series 1993A Escrowed to Maturity
01/01/13	5.000%	60,000	62,336
Massachusetts Development Finance Agency
Prerefunded 07/01/13 Revenue Bonds
Pharmacy & Allied Health Sciences
Series 2003
07/01/23	6.375%	1,000,000	1,094,860
Prerefunded 09/01/13 Revenue Bonds
Milton Academy
Series 2003A
09/01/19	5.000%	500,000	536,315
Prerefunded 12/01/12 Revenue Bonds
Western New England College
Series 2002
12/01/22	5.875%	510,000	535,883
Massachusetts Health & Educational Facilities Authority
Prerefunded 10/01/12 Revenue Bonds
University of Massachusetts Project
Series 2002C (NPFGC)
10/01/13	5.250%	1,475,000	1,524,589
Prerefunded 10/01/13 Revenue Bonds
Simmons College
Series 2003F (FGIC)
10/01/15	5.000%	1,015,000	1,091,409
10/01/17	5.000%	510,000	548,393
Massachusetts Port Authority Revenue Bonds Series 1973 Escrowed to Maturity
07/01/12	5.625%	230,000	235,193

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ADVANCED REFUNDED (CONTINUED)

Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)(a)
05/01/28	0.000%	$4,000,000	$2,493,360
Massachusetts State Water Pollution Abatement Revenue Bonds Series 1993A Escrowed to Maturity
02/01/13	5.450%	125,000	127,149
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(b)
07/01/22	5.250%	1,075,000	1,413,270
University of Massachusetts Building Authority Prerefunded 11/01/13 Revenue Bonds Senior Series 2003-1 (AMBAC)
11/01/15	5.250%	2,000,000	2,168,360
Total			24,839,582

AIRPORT 2.4%

Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	3,000,000	3,551,970
Revenue Bonds
Series 2005C (AMBAC)
07/01/15	5.000%	1,500,000	1,712,460
07/01/22	5.000%	3,500,000	3,945,130
Total			9,209,560

COLLEGE 17.7%

Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,827,305
Boston University
Series 2009V-2
10/01/14	2.875%	3,000,000	3,133,890
Brandeis University
Series 2010O-2
10/01/24	5.000%	4,999,999	5,750,300
Emerson College
Series 2006A
01/01/21	5.000%	$2,500,000	2,728,125
01/01/23	5.000%	1,000,000	1,075,610
Hampshire College
Series 2004
10/01/14	5.150%	130,000	134,359

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLLEGE (CONTINUED)

Mount Holyoke College
Series 2008
07/01/23	5.000%	$1,285,000	$1,509,695
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,750,770
Wheelock College
Series 2007C
10/01/17	5.000%	1,160,000	1,284,491
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,926,982
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	2,440,000	2,607,140
Boston College
Series 2003N
06/01/15	5.250%	1,000,000	1,062,160
Series 2008M-1
06/01/24	5.500%	3,000,000	3,977,040
Massachusetts Institute of Technology
Series 2002K
07/01/12	5.250%	1,000,000	1,021,360
07/01/17	5.375%	2,275,000	2,835,901
07/01/22	5.500%	1,000,000	1,373,390
Series 2004M
07/01/19	5.250%	610,000	785,552
Northeastern University
Series 1998G (NPFGC)
10/01/12	5.500%	1,110,000	1,141,313
Series 2008T-3
10/01/37	2.700%	2,500,000	2,595,275
Series 2010A
10/01/13	5.000%	1,040,000	1,107,590
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,744,511
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,393,181
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,806,570
Series 2008
08/15/14	5.000%	1,250,000	1,391,225
08/15/17	5.000%	1,145,000	1,390,763
Wellesley College
Series 2003
07/01/15	5.000%	610,000	648,521
Williams College
Series 2003H

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLLEGE (CONTINUED)

07/01/16	5.000%	$1,740,000	$1,848,089
Massachusetts Industrial Finance Agency Revenue Bonds Tufts University Series 1998H (NPFGC)
02/15/13	5.500%	1,830,000	1,927,850
Massachusetts State College Building Authority
Prerefunded 05/01/14 Revenue Bonds
Series 2004A (NPFGC)
05/01/16	5.000%	530,000	583,541
Revenue Bonds
Series 2012A
05/01/29	5.000%	3,000,000	3,572,640
University of Massachusetts Building Authority
Refunding Revenue Bonds
Series 2004-04-1 (AMBAC)
11/01/12	5.250%	650,000	672,054
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,782,344
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,929,600
Total			67,319,137

ELECTRIC 6.2%

Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,329,434
07/01/25	5.000%	2,000,000	2,247,720
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/42	5.750%	3,460,000	4,096,467
Massachusetts Development Finance Agency(c)
Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	1,620,000	1,665,619
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 6
Series 2012A
07/01/16	5.000%	2,000,000	2,325,960
Project No. 6
Series 2011
07/01/19	5.000%	2,760,000	3,246,892
Puerto Rico Electric Power Authority(b)
Refunding Revenue Bonds
Series 2010ZZ
07/01/24	5.250%	1,615,000	1,797,657
Revenue Bonds
Series 1997BB (NPFGC)
07/01/12	6.000%	1,000,000	1,020,920
Series 2002LL (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ELECTRIC (CONTINUED)

07/01/17	5.500%	$2,400,000	$2,769,816
Total			23,500,485

HEALTH CARE - HOSPITAL 7.9%

Massachusetts Development Finance Agency Revenue Bonds UMASS Memorial Issue Series 2011H
07/01/26	5.125%	2,000,000	2,168,500
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Baystate Medical Center
Series 2002F
07/01/13	5.750%	890,000	904,730
Boston Medical Center
Series 1998A (NPFGC)
07/01/15	5.250%	2,500,000	2,504,400
Caregroup
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,775,010
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,141,700
Series 2008E-2
07/01/19	5.375%	4,675,000	5,546,326
Milford Regional Medical
Series 2007E
07/15/17	5.000%	1,050,000	1,128,666
07/15/22	5.000%	1,500,000	1,557,720
Partners Healthcare
Series 2003E
07/01/15	5.000%	1,140,000	1,204,478
Series 2010J-2
07/01/22	5.000%	5,000,000	5,917,450
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,252,580
Series 2007G
07/01/18	5.000%	2,575,000	3,053,203
UMASS Memorial Issue
Series 1998A (AMBAC)
07/01/14	5.250%	975,000	977,467
Unrefunded Revenue Bonds
Partners Healthcare
Series 2001
07/01/21	5.750%	30,000	30,309
Total			30,162,539

HEALTH CARE - LIFE CARE CENTER 0.9%

Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage VOA Concord
Series 2007
11/01/17	5.000%	635,000	615,525
11/01/27	5.125%	1,500,000	1,287,795
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - LIFE CARE CENTER (CONTINUED)

10/01/17	5.000%	$1,210,000	$1,179,072
10/01/18	5.000%	515,000	495,749
Total			3,578,141

HEALTH CARE - OTHER 0.4%

Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,397,195

HOUSING - SINGLE FAMILY 0.6%

Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2009-143
12/01/24	5.000%	2,000,000	2,165,560

LEASE 2.4%

City of Boston Refunding Revenue Bonds Boston City Hospital Series 2002
08/01/14	5.000%	5,000,000	5,105,400
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/13	5.750%	1,030,000	1,103,171
08/01/17	6.000%	540,000	661,111
08/01/21	6.000%	1,750,000	2,176,948
Total			9,046,630

MISCELLANEOUS 6.2%

Boston Housing Authority
Revenue Bonds
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,421,624
04/01/23	5.000%	1,865,000	2,065,749
Massachusetts Development Finance Agency Revenue Bonds Jewish Philanthropies Series 2002A
02/01/22	5.250%	950,000	962,625
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/15	5.250%	3,000,000	3,484,470
Series 2006
08/01/20	5.250%	3,000,000	3,888,270
Revenue Bonds
Pool Program
Series 2005-11

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISCELLANEOUS (CONTINUED)

08/01/19	5.250%	$4,465,000	$5,718,147
Unrefunded Revenue Bonds
Pool Program
Series 1999-5
08/01/16	5.750%	95,000	95,415
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/25	5.000%	3,210,000	3,815,791
Woods Hole Marthas Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B
03/01/18	5.000%	975,000	1,089,553
Total			23,541,644

MISCELLANEOUS REVENUE 0.3%

Territory of Guam Revenue Bonds Series 2011A(b)
01/01/31	5.000%	950,000	1,050,045

SALES OR USE TAX 9.0%

Commonwealth of Massachusetts
Revenue Bonds
Consolidated Loan
Series 1997A
06/01/13	5.500%	1,000,000	1,069,530
Series 2004 (NPFGC/FGIC)
01/01/19	5.250%	750,000	899,205
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,228,570
07/01/19	5.250%	625,000	793,188
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,250,440
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,891,529
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,609,115
Senior Series 2008B
07/01/23	5.000%	910,000	1,179,314
Massachusetts School Building Authority
Revenue Bonds
Series 2005A (AGM)
08/15/26	5.000%	5,000,000	5,616,550
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	6,025,350
Senior Revenue Bonds
Series 2011B
10/15/27	5.000%	4,000,000	4,865,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SALES OR USE TAX (CONTINUED)

Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(b)
10/01/25	5.000%	$2,755,000	$3,020,913
Total			34,449,064

SCHOOL 0.9%

Massachusetts Development Finance Agency Revenue Bonds Foxborough Regional Charter School Series 2010A
07/01/30	6.375%	3,150,000	3,405,118

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 7.8%

Boston Metropolitan District Unlimited General Obligation Refunding Bonds Series 2002A
12/01/14	5.250%	2,010,000	2,091,244
City of Boston
Unlimited General Obligation Refunding Bonds
Series 2002B (NPFGC/FGIC)
02/01/12	5.000%	6,000,000	6,000,773
Series 2004A
01/01/14	5.000%	1,000,000	1,088,140
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,782,720
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM)
08/01/21	4.500%	2,000,000	2,221,280
City of Westfield Limited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/18	5.000%	500,000	514,575
City of Worcester Limited General Obligation Bonds Series 2004A (NPFGC)
08/15/13	5.250%	2,810,000	3,003,469
Dudley Charlton Regional School District Unlimited General Obligation Bonds Series 1999A (NPFGC/FGIC)
06/15/14	5.125%	2,305,000	2,531,097
Pioneer Valley Regional School District Unlimited General Obligation Bonds Series 2002 (AMBAC)
06/15/12	5.000%	1,000,000	1,016,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)

Puerto Rico Municipal Finance Agency Unrefunded Revenue Bonds Series 1997A (AGM)(b)
07/01/17	5.500%	$245,000	$245,681
Town of Hopedale Limited General Obligation Refunding Bonds Series 2004 (AMBAC)
11/15/17	5.000%	1,000,000	1,107,170
Town of Sandwich Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
07/15/18	5.000%	1,575,000	1,798,855
Town of Tewksbury
Unlimited General Obligation Bonds
Muni Purpose Loan
Series 2011
04/15/19	4.000%	1,000,000	1,158,350
04/15/20	4.000%	1,675,000	1,961,023
04/15/21	4.000%	1,050,000	1,211,689
04/15/22	4.000%	880,000	1,008,190
Town of Westborough Unlimited General Obligation Bonds Series 2003
11/15/16	5.000%	1,000,000	1,074,590
Total			29,815,276

STATE 14.9%

Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C
11/01/17	5.500%	1,500,000	1,877,955
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,438,630
Series 2008A
08/01/16	5.000%	2,000,000	2,376,200
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	6,246,800
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,461,250
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,278,950
Series 2004B
08/01/20	5.250%	3,000,000	3,866,160
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	5,274,640
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,522,875
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,857,500
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,917,409
Series 2008A
09/01/15	5.000%	3,000,000	3,465,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE (CONTINUED)

Commonwealth of Massachusetts(c)
Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.610%	$3,000,000	$3,002,220
Total			56,585,859

STUDENT LOAN 2.4%

Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,363,612
Series 2009I
01/01/18	5.125%	3,440,000	3,984,965
Total			9,348,577

TOLL ROAD 1.3%

Massachusetts Department of Transportation Revenue Bonds Senior Series 2010B
01/01/22	5.000%	2,180,000	2,565,773
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM)(b)
07/01/22	5.250%	1,925,000	2,214,154
Total			4,779,927

WATER & SEWER 7.5%

Massachusetts State Water Pollution Abatement Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,783,829
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 1998B Escrowed to Maturity (AGM/TCRS)
08/01/15	5.500%	1,165,000	1,339,913
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	7,368,900
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	7,214,570
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/14	5.250%	2,870,000	3,209,808
08/01/15	5.250%	3,000,000	3,478,140
08/01/18	5.250%	1,000,000	1,249,040

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2008A (AGM)(b)
07/01/16	5.000%	$1,000,000	$1,127,550
Total			28,771,750

Total Municipal Bonds (Cost: $326,114,419)			$362,966,089

	Shares	Value

Money Market Funds (continued)

Dreyfus Massachusetts Municipal Money Market Fund, 0.010%(d)	7,127,224	$7,127,224
JPMorgan Tax-Free Money Market Fund, 0.010%(d)	7,160,603	7,160,603

Total Money Market Funds (Cost: $14,287,827)		$14,287,827

Total Investments (Cost: $340,402,246)(e)		$377,253,916(f)
Other Assets & Liabilities, Net		3,597,528

Total Net Assets		$380,851,444

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2012, the value of these securities amounted to $14,660,006 or 3.85% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(e)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $340,402,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,108,000
Unrealized Depreciation	(256,000)
Net Unrealized Appreciation	$36,852,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Municipal Bonds	$—	$362,966,089	$—	$362,966,089
Total Bonds	—	362,966,089	—	362,966,089

Other
Money Market Funds	14,287,827	—	—	14,287,827
Total Other	14,287,827	—	—	14,287,827
Total	$14,287,827	$362,966,089	$—	$377,253,916

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Massachusetts Tax-Exempt Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.7%

ADVANCED REFUNDED 9.2%
Massachusetts State College Building Authority(a)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/18	0.000%	$4,000,000	$3,665,320
05/01/23	0.000%	3,000,000	2,282,880
Massachusetts Water Resources Authority
Revenue Bonds
General
Series 1993C Escrowed to Maturity (AMBAC/TCRS)
12/01/15	5.250%	610,000	670,994
Series 1992A Escrowed to Maturity
07/15/19	6.500%	2,100,000	2,560,593
Puerto Rico Public Finance Corp. Revenue Bonds Commonwealth Appropriation Series 1998A (AMBAC)(b)
06/01/19	5.375%	2,190,000	2,825,713
Total			12,005,500
AIRPORT 4.1%
Massachusetts Port Authority
Revenue Bonds
Conrac Project
Series 2011A
07/01/41	5.125%	3,000,000	3,265,020
Massachusetts Port Authority(c)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC/FGIC) AMT
07/01/32	5.000%	2,000,000	2,059,140
Total			5,324,160
COLLEGE 18.5%
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05/15/59	6.000%	1,000,000	1,230,050
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,056,480
Holy Cross
Series 2002 (AMBAC)
09/01/32	5.250%	1,500,000	1,971,720
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,294,180
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-2
06/01/35	5.500%	2,500,000	3,326,300
Harvard University
Series 1991N
04/01/20	6.250%	2,675,000	3,682,780
Series 2009A
11/15/36	5.500%	1,000,000	1,218,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLLEGE (CONTINUED)

Suffolk University
Series 2009A
07/01/30	6.250%	$1,000,000	$1,121,990
Tufts University
Series 2008
08/15/38	5.375%	1,000,000	1,174,430
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	1,825,000	1,971,091
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,224,340
Total			24,271,671

ELECTRIC 3.2%

Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,114,210
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A
07/01/15	5.000%	2,000,000	2,256,520
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC)(b)
07/01/29	5.250%	750,000	875,025
Total			4,245,755

HEALTH CARE - HOSPITAL 7.1%

Massachusetts Development Finance Agency
Revenue Bonds
Partners Healthcare
Series 2012L
07/01/31	5.000%	2,295,000	2,600,579
07/01/36	5.000%	1,000,000	1,099,200
UMASS Memorial Issue
Series 2011H
07/01/31	5.500%	2,000,000	2,168,040
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,040,790
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	1,500,000	1,619,370
Unrefunded Revenue Bonds
Healthcare System-Covenant
Series 2002
07/01/31	6.000%	790,000	798,911
Total			9,326,890

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - LIFE CARE CENTER 2.2%

Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	$1,145,000	$894,566
Revenue Bonds
1st Mortgage-Loomis Communities Project
Series 2002A
03/01/32	6.900%	1,000,000	1,020,950
Groves-Lincoln
Series 2009A
06/01/29	7.500%	1,000,000	1,006,610
Total			2,922,126

HEALTH CARE - NURSING HOME 1.8%

Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/46	6.250%	2,127,125	1,527,446
Series 2011A-2
11/15/46	5.500%	112,921	69,247
Massachusetts Development Finance Agency(a)(d)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	561,650	2,954
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Series 1997A (FHA)
08/01/37	6.500%	690,000	698,301
Total			2,297,948

HEALTH CARE - OTHER 1.2%

Massachusetts Development Finance Agency
Revenue Bonds
Boston Biomedical Research
Series 1999
02/01/29	5.750%	825,000	785,911
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	741,300
Total			1,527,211

HOUSING - MULTI-FAMILY 2.8%

Massachusetts Housing Finance Agency(c)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	2,000,000	2,056,780
Series 2010C AMT
12/01/42	5.350%	1,500,000	1,576,725
Total			3,633,505

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOUSING - OTHER 0.5%

Massachusetts Development Finance Agency Revenue Bonds New England Center for Children Series 1998
11/01/18	5.875%	$630,000	$630,202

HOUSING - SINGLE FAMILY 1.2%

Massachusetts Housing Finance Agency
Revenue Bonds
Series 2009-147
06/01/28	4.800%	1,000,000	1,060,670
Massachusetts Housing Finance Agency(c)
Revenue Bonds
Single Family
Series 2010-153 AMT
12/01/27	4.750%	535,000	543,432
Total			1,604,102

INDUSTRIAL-POLLUTION - IDR 1.2%

Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT(c)(d)
09/01/35	6.500%	2,185,000	1,619,238

MISCELLANEOUS REVENUE 12.9%

Massachusetts Development Finance Agency
Revenue Bonds
Broad Institute
Series 2011A
04/01/37	5.250%	3,000,000	3,314,340
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,454,340
Series 2008A (AGM)
01/01/39	4.500%	2,000,000	2,045,820
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,355,360
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	2,445,000	3,100,773
State Revolving Fund
Series 2009-14
08/01/38	5.000%	1,200,000	1,358,400
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,336,540
Total			16,965,573

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SALES OR USE TAX 9.0%

Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
01/01/30	5.500%	$2,500,000	$3,089,275
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2008B
07/01/27	5.250%	710,000	952,550
Massachusetts School Building Authority Senior Revenue Bonds Series 2011B
10/15/35	5.000%	1,000,000	1,152,720
Puerto Rico Sales Tax Financing Corp.(b)
Revenue Bonds
1st Subordinated
Series 2009A
08/01/37	5.750%	2,500,000	2,798,250
Series 2007
08/01/57	5.250%	1,000,000	1,058,840
Series 2011C
08/01/40	5.000%	2,000,000	2,178,240
Territory of Guam Revenue Bonds Series 2011A(b)
01/01/42	5.125%	470,000	511,313
Total			11,741,188

SCHOOL 2.9%

Massachusetts Development Finance Agency
Revenue Bonds
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,686,256
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,095,690
Massachusetts Industrial Finance Agency Revenue Bonds Cambridge Friends School Series 1998
09/01/18	5.750%	1,000,000	1,000,430
Total			3,782,376

STATE 4.2%

Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994A (FGIC)
03/01/14	7.000%	1,250,000	1,370,613
Series 1992B (NPFGC)
03/01/16	6.200%	2,025,000	2,254,412
Revenue Bonds
General Transportation System
Series 1991 (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE (CONTINUED)

03/01/21	7.000%	$1,500,000	$1,918,425
Total			5,543,450

STUDENT LOAN 5.0%

Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	855,000	987,585
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Senior Series 2002E (AMBAC) AMT
01/01/13	5.000%	1,340,000	1,343,029
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	855,000	919,715
Series 2008H (AGM) AMT
01/01/30	6.350%	655,000	726,624
Series 2011J AMT
07/01/33	5.625%	2,360,000	2,515,217
Total			6,492,170

WATER & SEWER 9.7%

Boston Water & Sewer Commission
Refunding Revenue Bonds
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,465,950
Revenue Bonds
Senior Series 1992A
11/01/13	5.750%	370,000	391,571
Senior Series 1993A
11/01/19	5.250%	4,750,000	5,580,253
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2011C
08/01/28	5.000%	3,000,000	3,636,360
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	390,000	430,279
Series 1993C (TCRS)
12/01/15	5.250%	1,070,000	1,176,208
Total			12,680,621
Total Municipal Bonds (Cost: $114,342,154)			$126,613,686

	Shares	Value

Money Market Funds 2.5%

Dreyfus Massachusetts Municipal Money Market Fund, 0.010%(e)	1,701,727	$1,701,727

	Shares	Value

Money Market Funds (continued)
JPMorgan Tax-Free Money Market Fund, 0.010%(e)	1,621,072	$1,621,072
Total Money Market Funds (Cost: $3,322,799)		$3,322,799

Total Investments(f)
(Cost: $117,664,953)	$129,936,485(g)
Other Assets & Liabilities, Net	1,083,183
Total Net Assets	$131,019,668

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2012, the value of these securities amounted to $10,247,381 or 7.82% of net assets.

(c)	At January 31, 2012, the value of securities subject to alternative minimum tax was $13,359,900 representing 10.20% of net assets.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2012 was $1,622,192, representing 1.24% of net assets. Information concerning such security holdings at January 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
6.500% 09/01/35	09-20-02 - 04-07-08	$2,141,063

Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
0.000% 11/15/56	07-07-08 - 11-24-08	5,530

(e)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(f)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $117,665,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,696,000
Unrealized Depreciation	(1,425,000)
Net Unrealized Appreciation	$12,271,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$126,613,686	$—	$126,613,686
Total Bonds	—	126,613,686	—	126,613,686

Other
Money Market Funds	3,322,799	—	—	3,322,799
Total Other	3,322,799	—	—	3,322,799
Total	$3,322,799	$126,613,686	$—	$129,936,485

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Intermediate Municipal Bond Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 93.5%
ADVANCED REFUNDED 10.5%
City of New York Prerefunded 06/01/13 Unlimited General Obligation Bonds Series 2003J
06/01/16	5.500%	$1,250,000	$1,337,238
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(a)
09/01/20	0.000%	2,210,000	1,864,577
Long Island Power Authority
Revenue Bonds
General
Series 1998A Escrowed to Maturity (AGM)
12/01/13	5.500%	2,000,000	2,184,060
12/01/14	5.250%	5,000,000	5,670,350
Metropolitan Transportation Authority
Prerefunded 07/01/13 Revenue Bonds
Service Contract
Series 1997-8 (AGM)
07/01/21	5.375%	3,000,000	3,218,160
Prerefunded 10/01/15 Revenue Bonds
Series 1998A (FGIC)
04/01/23	5.000%	2,000,000	2,322,220
New York City Municipal Water Finance Authority Prerefunded 06/15/12 Revenue Bonds Series 2002A (AGM)
06/15/16	5.375%	5,000,000	5,096,650
New York City Transitional Finance Authority Prerefunded 08/01/13 Revenue Bonds Future Tax Secured Series 2003
08/01/17	5.250%	2,000,000	2,148,900
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Memorial Sloan Center Series 2003-1 Escrowed to Maturity (NPFGC)(a)
07/01/25	0.000%	3,750,000	2,768,362
New York State Thruway Authority Prerefunded 04/01/13 Revenue Bonds Series 2003A (NPFGC)
04/01/17	5.250%	1,750,000	1,852,707
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(b)
07/01/22	5.250%	355,000	466,708
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,688,680
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ADVANCED REFUNDED (CONTINUED)
01/01/17	5.500%	$2,000,000	$2,247,860
Total			33,866,472
COLLEGE 9.3%
New York State Dormitory Authority
Revenue Bonds
Barnard College
Series 2007A (NPFGC/FGIC)
07/01/18	5.000%	1,745,000	2,050,654
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,716,647
Series 2009A
07/01/25	5.000%	1,000,000	1,200,470
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,559,120
Series 2010A
07/01/21	5.000%	1,000,000	1,174,990
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	3,080,014
07/01/20	5.750%	2,000,000	2,613,500
Series 2001-1 (AMBAC)
07/01/15	5.500%	1,205,000	1,386,678
Series 2001-2 (AMBAC)
07/01/21	5.500%	900,000	903,402
Series 2001A (AMBAC)
07/01/12	5.750%	2,500,000	2,556,900
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,203,400
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,151,050
Oneida County Industrial Development Agency(a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	885,620
07/01/20	0.000%	1,000,000	784,400
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A
10/01/16	5.000%	3,000,000	3,450,990
Total			29,717,835
COUNTY 2.0%
County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA)
09/15/20	4.125%	1,000,000	1,102,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COUNTY (CONTINUED)
County of Monroe Unlimited General Obligation Bonds Series 2009A (AGM)
06/01/14	5.000%	$3,000,000	$3,295,230
County of Suffolk Unlimited General Obligation Refunding Bonds Series 2012A
04/01/20	5.000%	1,680,000	2,032,750
Total			6,430,120
ELECTRIC 3.4%
Long Island Power Authority
Revenue Bonds
General
Series 2011A
05/01/21	5.000%	1,000,000	1,206,840
Series 2009A
04/01/21	5.250%	1,000,000	1,195,530
04/01/22	5.500%	3,000,000	3,624,900
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC)(c)
05/15/32	4.750%	2,650,000	2,928,170
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ(b)
07/01/24	5.250%	1,620,000	1,803,222
Total			10,758,662
HEALTH CARE - HOSPITAL 9.1%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	552,940
11/15/27	5.250%	1,000,000	1,047,120
Series 2008E
11/15/22	5.250%	500,000	538,675
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	736,974
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,098,134
07/01/20	5.000%	2,815,000	3,201,781
New York State Dormitory Authority
Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
11/01/19	5.000%	$1,000,000	$1,116,170
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,889,789
Series 2011A
07/01/31	5.000%	2,000,000	2,131,320
New York Methodist Hospital
Series 2004
07/01/24	5.250%	1,000,000	1,037,010
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,280,170
Series 2011A
07/01/23	5.125%	1,000,000	1,101,840
North Shore-Long Island Jewish Health
Series 2009A
05/01/30	5.250%	4,000,000	4,406,920
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,382,508
Presbyterian Hospital
Series 2007 (AGM)
08/15/23	5.250%	250,000	273,292
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,102,920
White Plains Hospital
Series 2004 (FHA)
02/15/18	4.625%	345,000	366,680
New York State Dormitory Authority(d)
Revenue Bonds
Memorial Sloan-Kettering
Series 2012-1
07/01/21	4.000%	1,250,000	1,432,962
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2004A
12/01/13	5.000%	485,000	512,141
Series 2007B
12/01/22	5.000%	500,000	539,160
12/01/27	5.125%	500,000	525,000
Total			29,273,506
HEALTH CARE - LIFE CARE CENTER 0.1%
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	335,000	339,780

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - NURSING HOME 1.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/13	4.875%	$10,000	$10,046
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A
06/01/19	5.000%	4,000,000	4,202,920
Total			4,212,966
HOUSING - MULTI-FAMILY 1.2%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1
06/01/33	5.000%	1,700,000	1,863,880
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008(b)
12/01/13	5.000%	2,000,000	2,106,640
Total			3,970,520
HOUSING - SINGLE FAMILY 0.4%
New York Mortgage Agency
Revenue Bonds
Homeowner Mortgage
Series 2000-96
10/01/14	5.200%	125,000	125,540
Series 2005-128
10/01/16	4.350%	1,000,000	1,070,310
Total			1,195,850
LEASE 8.6%
Erie County Industrial Development Agency (The)
Revenue Bonds
City School District of Buffalo Project
Series 2008A (AGM)
05/01/18	5.000%	1,000,000	1,196,830
School District of Buffalo Project
Series 2011A
05/01/30	5.250%	1,440,000	1,668,427
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,529,230
Revenue Bonds
Municipal Health Facilities
Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,879,200
Schools Program
Series 2000
07/01/20	6.250%	1,685,000	1,692,852

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
Series 2009
02/15/18	5.500%	$1,000,000	$1,230,430
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/21	5.500%	1,000,000	1,283,980
Series 1993A
05/15/15	5.250%	2,000,000	2,200,640
05/15/19	5.500%	2,500,000	3,019,475
Series 2000C (AGM)
05/15/17	5.750%	1,250,000	1,528,950
New York State Dormitory Authority(c)
Revenue Bonds
State University Educational Facilities
Series 2002B (AMBAC)
11/15/26	5.250%	1,500,000	1,520,955
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,520,282
Series 2008C
01/01/22	5.000%	2,000,000	2,313,940
Total			27,585,191
MISCELLANEOUS 7.0%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A
07/01/27	5.000%	625,000	672,238
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,568,550
New York Municipal Bond Bank Agency
Revenue Bonds
Series 2003C
12/01/21	5.250%	3,330,000	3,495,834
Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,551,700
New York State Dormitory Authority
Revenue Bonds
School District Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,470,790
School Districts-Financing Program
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,503,790
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,632,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS (CONTINUED)
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds Turbo Series 2008B
06/01/28	5.375%	$1,150,000	$990,759
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	500,000	525,380
Total			22,411,981
MISCELLANEOUS REVENUE 5.3%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC/FGIC)
11/15/18	5.250%	800,000	992,056
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC/FGIC)
01/15/21	5.000%	4,300,000	4,957,255
New York City Transitional Finance Authority Refunding Revenue Bonds Future Tax Secured Senior Series 2005A-1
11/01/19	5.000%	3,000,000	3,382,140
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,381,040
New York State Environmental Facilities Corp. Revenue Bonds Series 2004A (NPFGC/FGIC)
12/15/21	5.000%	2,685,000	2,995,923
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,682,898
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04/01/22	5.000%	500,000	561,180
Transportation
Series 2007A
03/15/22	5.000%	1,000,000	1,188,310
Total			17,140,802
PORT DISTRICT 6.7%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	929,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORT DISTRICT (CONTINUED)
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	$2,280,000	$2,613,724
Series 2006B
11/15/16	5.000%	1,500,000	1,750,005
Series 2007B
11/15/22	5.000%	1,500,000	1,726,590
Series 2008C
11/15/23	6.250%	3,570,000	4,385,959
Series 2010D
11/15/28	5.250%	3,000,000	3,462,810
Metropolitan Transportation Authority(c)
Revenue Bonds
Mandatory Tender
Series 2008B
11/15/30	5.000%	1,000,000	1,107,830
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 135th
Series 2004 (XLCA)
09/15/28	5.000%	1,500,000	1,612,935
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,853,209
Total			21,442,972
RECREATION 2.5%
New York City Industrial Development Agency
Revenue Bonds
Pilot -Yankee Stadium
Series 2006 (NPFGC)
03/01/15	5.000%	1,150,000	1,260,423
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,064,520
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,615,330
Total			7,940,273
RESOURCE RECOVERY 1.9%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	3,500,000	4,055,555
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	973,075
04/01/20	5.000%	870,000	1,019,223
Total			6,047,853

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SALES OR USE TAX 9.3%

Nassau County Interim Finance Authority Revenue Bonds Sales Tax Secured Series 2004H (AMBAC)
11/15/15	5.250%	$5,000,000	$5,620,500
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2009A
05/01/27	5.000%	5,000,000	5,937,000
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Series 1993E
04/01/14	6.000%	3,410,000	3,626,296
Subordinated Lien
Series 2003A-1 (AGM)
04/01/12	5.000%	3,000,000	3,024,450
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/19	5.000%	2,500,000	2,855,225
Series 2008A
04/01/21	5.000%	1,000,000	1,182,760
Sales Tax Asset Receivables Corp. Revenue Bonds Series 2004A (NPFGC)
10/15/22	5.000%	4,000,000	4,431,520
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(b)
10/01/25	5.000%	2,755,000	3,020,913
Total			29,698,664
SCHOOL 1.0%

Red Hook Central School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
06/15/17	5.125%	890,000	904,596
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
10/15/24	4.250%	1,000,000	1,080,570
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/01/18	5.000%	1,000,000	1,224,370
Total			3,209,536

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL DISTRICT - ASSESSMENT 0.3%

New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC)
01/01/19	5.000%	$850,000	$879,130

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 7.2%

City of New York
Unlimited General Obligation Bonds
Series 2004G
12/01/19	5.000%	2,430,000	2,707,846
Series 2005G
08/01/16	5.250%	500,000	594,150
Series 2007C
01/01/15	5.000%	4,000,000	4,495,680
Series 2007D-1
12/01/21	5.000%	2,000,000	2,351,280
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,327,200
Unlimited General Obligation Refunding Bonds
Series 2007D
02/01/24	5.000%	2,000,000	2,330,740
City of Yonkers
Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	2,425,000	2,578,284
08/01/22	5.000%	2,545,000	2,693,730
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,388,959
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A
04/01/18	4.000%	1,340,000	1,512,150
Total			22,980,019

STATE 0.8%

Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilities Series 2007M(b)
07/01/23	6.250%	2,250,000	2,698,830

TOLL ROAD 4.2%

Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,209,840

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TOLL ROAD (CONTINUED)

Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM)(b)
07/01/22	5.250%	$645,000	$741,885
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General
Series 2002B
11/15/13	5.250%	2,015,000	2,192,058
Series 2011A
01/01/25	5.000%	3,000,000	3,738,630
Revenue Bonds
General
Series 2006A
11/15/19	5.000%	2,000,000	2,336,980
General Purpose
Series 2008
11/15/21	5.000%	2,000,000	2,395,320
Total			13,614,713

WATER & SEWER 1.4%

Onondaga County Water Authority
Revenue Bonds
General
Series 2005A (AMBAC)
09/15/22	5.000%	895,000	1,014,984

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

09/15/23	5.000%	$940,000	$1,050,055
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,286,485
Water Service
Series 2008
09/01/28	5.100%	1,060,000	1,169,403
Total			4,520,927
Total Municipal Bonds (Cost: $272,118,691)			$299,936,602

		Shares	Value

Money Market Funds 6.3%

Dreyfus New York AMT-Free Municipal Money Market, 0.000%(e)		9,008,393	$9,008,393
JPMorgan Tax-Free Money Market Fund, 0.010%(e)		11,289,020	11,289,020
Total Money Market Funds (Cost: $20,297,413)			$20,297,413
Total Investments(f)
(Cost: $292,416,104)			$320,234,015(g)
Other Assets & Liabilities, Net			711,965
Total Net Assets			$320,945,980

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2012, the value of these securities amounted to $10,838,198 or 3.38% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(f)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $292,416,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,820,000
Unrealized Depreciation	(2,000)
Net Unrealized Appreciation	$27,818,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$299,936,602	$—	$299,936,602
Total Bonds	—	299,936,602	—	299,936,602

Other
Money Market Funds	20,297,413	—	—	20,297,413
Total Other	20,297,413	—	—	20,297,413
Total	$20,297,413	$299,936,602	$—	$320,234,015

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.6%
ADVANCED REFUNDED 1.6%
Greece Central School District Unlimited General Obligation Bonds Series 1992 (FGIC)
06/15/16	6.000%	$500,000	$616,145
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,419,812
Total			3,035,957
AIRPORT 3.5%
New York City Industrial Development Agency(a)
Revenue Bonds
American Airlines-JFK International Airport
Series 2005 AMT
08/01/31	7.750%	1,000,000	900,880
Terminal One Group Association Project
Series 2005 AMT
01/01/15	5.500%	1,500,000	1,626,225
01/01/24	5.500%	2,000,000	2,128,580
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,157,540
Total			6,813,225
CITY 5.5%
City of New York
Unlimited General Obligation Bonds
Series 2009E
08/01/17	5.000%	3,215,000	3,885,649
Series 2010B
08/01/19	5.000%	2,000,000	2,475,280
08/01/21	5.000%	500,000	618,610
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,751,805
Unlimited General Obligation Unrefunded Bonds
Series 1995C
08/15/24	7.250%	5,000	5,026
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT(a)
11/01/36	5.000%	1,750,000	1,829,573
Total			10,565,943
COLLEGE 15.6%
Dutchess County Industrial Development Agency
Refunding Revenue Bonds
Bard College Civic Facilities
Series 2007A-1
08/01/22	5.000%	500,000	540,370

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Revenue Bonds
Bard College Civic Facility
Series 2007A-2
08/01/36	4.500%	$500,000	$501,450
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,316,722
New York City Trust for Cultural Resources
Revenue Bonds
01/01/34	5.000%	375,000	420,034
Revenue Bonds
Juilliard School
Series 2009A
01/01/39	5.000%	500,000	553,470
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07/01/30	5.125%	2,000,000	2,091,000
Consolidated City University System
Series 1993A
07/01/13	5.750%	1,695,000	1,760,563
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,120,880
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,091,210
Series 2009A
07/01/27	5.000%	1,000,000	1,180,500
07/01/39	5.000%	500,000	556,545
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,582,800
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,080,880
New York University-Independent School District
Series 2001-1 (AMBAC)
07/01/40	5.500%	1,000,000	1,311,610
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,078,870
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,175,170
St. John’s University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,075,420
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,502,731
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,156,770
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	556,930

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
The New School
Series 2010
07/01/40	5.500%	$1,500,000	$1,676,445
University of Rochester
Series 2009A
07/01/39	5.125%	2,250,000	2,468,475
Yeshiva University
Series 2001 (AMBAC)
07/01/30	5.000%	75,000	75,099
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	783,397
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,065,270
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,093,200
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A
06/01/29	6.000%	1,000,000	1,138,910
Total			29,954,721
COUNTY 0.7%
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/15	6.000%	1,250,000	1,396,575
ELECTRIC 2.4%
Long Island Power Authority
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,185,520
Series 2009A
04/01/23	5.000%	750,000	867,240
New York State Energy Research & Development Authority Revenue Bonds Series 1993(b)
04/01/20	11.387%	1,500,000	1,510,620

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT(a)
01/01/23	5.500%	$1,000,000	$976,480
Total			4,539,860
HEALTH CARE - HOSPITAL 18.0%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	2,000,000	2,094,240
Monroe County Industrial Development Corp. Revenue Bonds Unity Hospital-Rochester Project Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,401,020
New York State Dormitory Authority
Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,028,940
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,492,331
Series 2011A
07/01/41	5.000%	2,000,000	2,088,500
NYU Hospital Center
Series 2007B
07/01/37	5.625%	1,000,000	1,051,540
New York Hospital Medical Center
Series 2007 (FHA)
02/15/37	4.750%	975,000	998,215
New York University Hospital Center
Series 2006A
07/01/20	5.000%	500,000	546,695
Series 2007B
07/01/24	5.250%	640,000	698,931
Series 2011A
07/01/31	5.750%	800,000	890,120
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	2,000,000	2,216,240
North Shore-Long Island Jewish
Series 2011A
05/01/41	5.000%	1,500,000	1,616,130
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,034,900
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,900,000	1,945,752
Sloan-Kettering Memorial Center
Series 2006-1
07/01/35	5.000%	1,000,000	1,060,020

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
University of Rochester
Series 2007B
07/01/27	5.000%	$1,000,000	$1,087,910
Vassar Brothers Hospital
Series 1997 (AGM)
07/01/25	5.375%	1,500,000	1,505,325
New York State Dormitory Authority(c)
Revenue Bonds
Memorial Sloan-Kettering
Series 2012-1
07/01/23	5.000%	1,000,000	1,210,530
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	521,365
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	3,500,000	3,879,470
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	1,850,000	2,109,832
Series 2011A
11/01/30	5.000%	2,000,000	2,108,780
Total			34,586,786
HEALTH CARE - LIFE CARE CENTER 3.5%
Broome County Industrial Development Agency
Revenue Bonds
Good Shepard Village
Series 2008A
07/01/28	6.750%	500,000	506,960
07/01/40	6.875%	250,000	251,740
Huntington Housing Authority Revenue Bonds Gurwin Jewish Senior Residences Series 1999A
05/01/19	5.875%	1,265,000	1,265,468
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	795,000	794,960
06/01/29	6.200%	615,000	592,823
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,306,107

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - LIFE CARE CENTER (CONTINUED)
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	$1,335,000	$1,354,051
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,000,000	680,210
Total			6,752,319
HEALTH CARE - NURSING HOME 0.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	750,000	633,727
HEALTH CARE - OTHER 0.5%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,043,820
HOUSING - MULTI-FAMILY 2.1%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	174,253
Series 2009C-1
11/01/34	5.500%	500,000	534,590
Series 2009M
11/01/45	5.150%	1,250,000	1,300,325
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,090,175
Total			4,099,343
HOUSING - SINGLE FAMILY 1.7%
New York Mortgage Agency(a)
Revenue Bonds
Homeowner Mortgage
Series 1998-69 AMT
10/01/28	5.500%	390,000	390,308
Series 1999-82 AMT
04/01/30	5.650%	210,000	210,185
Series 2002-101 AMT
04/01/32	5.400%	1,050,000	1,050,630
Series 2007-140 AMT
10/01/21	4.600%	500,000	516,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOUSING - SINGLE FAMILY (CONTINUED)
Series 2007-148 AMT
10/01/32	5.200%	$1,000,000	$1,034,610
Total			3,202,063
INDUSTRIAL-POLLUTION - IDR 1.0%
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,007,020
INDUSTRIAL-POLLUTION - PCR 1.3%
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT(a)
03/01/24	5.750%	2,000,000	2,502,460
LEASE 7.0%
Erie County Industrial Development Agency (The) Revenue Bonds School District Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,145,720
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A 10/26/2011
02/15/47	5.750%	2,000,000	2,260,020
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2002A
01/01/29	5.125%	2,950,000	2,995,371
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A
04/01/19	5.000%	1,000,000	1,189,250
New York State Dormitory Authority
Revenue Bonds
Consolidated City University Systems 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,472,960
School Districts Financing Program
Series 2009C (AGM)
10/01/36	5.125%	1,000,000	1,101,330
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,223,160
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Court Facilities

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
Series 1998
08/01/19	0.000%	$1,200,000	$1,050,108
Total			13,437,919
MISCELLANEOUS 7.7%
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	501,060
Yankee Stadium Pilot
Series 2009 (AGM)
03/01/49	7.000%	250,000	295,855
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	840,480
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	914,355
Museum of Modern Art
Series 2001D (AMBAC)
07/01/31	5.125%	1,000,000	1,015,380
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/44	5.000%	2,500,000	2,673,525
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds New York City Municipal Water Project
Series 2002B
06/15/31	5.000%	1,000,000	1,008,820
Series 2002K
06/15/28	5.000%	1,000,000	1,015,010
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	1,000,000	1,388,830
Series 2009A
06/15/34	5.000%	4,000,000	4,517,000
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	550,000	577,918
Total			14,748,233
PORT DISTRICT 6.5%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,547,837
Series 2005F
11/15/35	5.000%	500,000	521,140
Series 2006A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORT DISTRICT (CONTINUED)
11/15/22	5.000%	$750,000	$859,778
Series 2010D
11/15/34	5.000%	1,350,000	1,479,519
Series 2011D
11/15/36	5.000%	1,000,000	1,093,000
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,513,900
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,811,667
Port Authority of New York & New Jersey(a)
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,116,190
Consolidated 147th
Series 2007 (NPFGC/FGIC) AMT
10/15/26	5.000%	500,000	544,820
Total			12,487,851
RESOURCE RECOVERY 0.3%
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT(a)(b)(e)
10/01/35	6.625%	500,000	505,260
SALES OR USE TAX 1.4%
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A
11/15/24	5.000%	250,000	297,230
New York State Dormitory Authority Revenue Bonds Education Series 2008B
03/15/36	5.750%	500,000	589,675
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C(f)
08/01/41	5.250%	1,750,000	1,897,140
Total			2,784,045
SCHOOL 0.8%
New York City Industrial Development Agency Revenue Bonds Marymont School of New York Project Series 2001 (ACA)
09/01/21	5.125%	625,000	638,656

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL (CONTINUED)
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	$750,000	$867,263
Total			1,505,919
SPECIAL DISTRICT - SPECIAL TAX 8.3%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	811,468
Series 2009B
11/15/34	5.000%	4,500,000	4,979,115
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,195,610
Series 2009S-5
01/15/32	5.000%	1,000,000	1,108,150
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2007B
11/01/26	5.000%	1,035,000	1,179,672
New York State Dormitory Authority
Revenue Bonds
Education
Series 2009A
03/15/28	5.000%	1,545,000	1,798,813
Series 2009A
02/15/34	5.000%	1,400,000	1,561,420
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04/01/25	5.000%	500,000	554,570
Series 2009A-1
04/01/29	5.000%	1,000,000	1,143,180
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2009B-1
03/15/36	5.000%	1,500,000	1,663,635
Total			15,995,633
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 0.7%
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,325,233

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STUDENT LOAN 0.1%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	$115,000	$125,470
TOLL ROAD 1.7%
New York State Thruway Authority Revenue Bonds Series 2005F (AMBAC)
01/01/25	5.000%	2,000,000	2,166,180
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002B
11/15/29	5.125%	1,000,000	1,028,910
Total			3,195,090
WATER & SEWER 4.4%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	763,499
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,168,490
Series 2008CC
06/15/34	5.000%	3,500,000	3,858,330
Series 2009EE
06/15/40	5.250%	500,000	557,435
Series 2009FF-2
06/15/40	5.500%	1,000,000	1,151,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	$1,000,000	$1,077,680
Total			8,576,794
Total Municipal Bonds (Cost: $168,787,933)			$185,821,266

		Shares	Value

Money Market Funds 2.4%
Dreyfus New York AMT-Free Municipal Money Market, 0.000%(g)		2,604,748	$2,604,748
JPMorgan Tax-Free Money Market Fund, 0.010%(g)		1,938,372	1,938,372

Total Money Market Funds (Cost: $4,543,120)			$4,543,120

Issue Description	Coupon Rate	Principal Amount	Value

Floating Rate Notes 0.7%
SALES OR USE TAX 0.7%
New York Local Government Assistance Corp. Revenue Bonds Subordinated Lien Series 2003 (JP Morgan Chase Bank)(b)
04/01/19	0.070%	$1,500,000	$1,500,000
Total Floating Rate Notes (Cost: $1,500,000)			$1,500,000
Total Investments
(Cost: $174,831,053)(h)			$191,864,386(i)
Other Assets & Liabilities, Net			487,952
Total Net Assets			$192,352,338

Notes to Portfolio of Investments

(a)	At January 31, 2012, the value of securities subject to alternative minimum tax was $15,332,531, representing 7.97% of net assets.
(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $505,260 or 0.26% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2012, the value of these securities amounted to $1,897,140 or 0.99% of net assets.

(g)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(h)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $174,831,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,574,000
Unrealized Depreciation	(541,000)
Net Unrealized Appreciation	$17,033,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
IDR	Indonesian Rupiah
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$185,821,266	$—	$185,821,266
Total Bonds	—	185,821,266	—	185,821,266

Short-Term Securities
Floating Rate Notes	—	1,500,000	—	1,500,000
Total Short-Term Securities	—	1,500,000	—	1,500,000

Other
Money Market Funds	4,543,120	—	—	4,543,120
Total Other	4,543,120	—	—	4,543,120
Total	$4,543,120	$187,321,266	$—	$191,864,386

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2012